--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                          YEAR ENDED NOVEMBER 30, 2000

                     -------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                                      AND

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                                 ANNUAL REPORT

                               TABLE OF CONTENTS

                                                               PAGE
                                                              -------
DFA INVESTMENT DIMENSIONS GROUP INC. -- THE EMERGING MARKETS
 VALUE PORTFOLIO
    Performance Chart.......................................        1
    Statement of Assets and Liabilities.....................        2
    Statement of Operations.................................        3
    Statements of Changes in Net Assets.....................        4
    Financial Highlights....................................        5
    Notes to Financial Statements...........................      6-7
    Report of Independent Certified Public Accountants......        8

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
    Performance Chart.......................................        9
    Schedule of Investments.................................    10-19
    Statement of Assets and Liabilities.....................       20
    Statement of Operations.................................       21
    Statements of Changes in Net Assets.....................       22
    Financial Highlights....................................       23
    Notes to Financial Statements...........................    24-26
    Report of Independent Certified Public Accountants......       27

This report is submitted for the information of the Fund's shareholders. It is not authorized for distribution to prospective investors unless preceded or accompanied by an effective prospectus.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
EMERGING MARKETS PORTFOLIO VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MAY 1994-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                                                MSCI EMERGING MARKETS
                   EMERGING MARKETS PORTFOLIO  FREE INDEX (PRICE ONLY)
date                                   $9,850                  $10,000
May-94                                 $9,998                  $10,320
Jun-94                                $10,047                  $10,018
Jul-94                                $10,775                  $10,635
Aug-94                                $11,741                  $11,942
Sep-94                                $11,859                  $12,066
Oct-94                                $11,505                  $11,832
Nov-94                                $11,131                  $11,204
Dec-94                                $10,323                  $10,296
Jan-95                                 $9,367                   $9,194
Feb-95                                 $9,308                   $8,950
Mar-95                                 $9,712                   $8,985
Apr-95                                $10,185                   $9,371
May-95                                $10,904                   $9,844
Jun-95                                $10,963                   $9,853
Jul-95                                $11,396                  $10,059
Aug-95                                $10,963                   $9,809
Sep-95                                $10,755                   $9,749
Oct-95                                $10,381                   $9,367
Nov-95                                $10,243                   $9,191
Dec-95                                $10,544                   $9,581
Jan-96                                $11,672                  $10,253
Feb-96                                $11,425                  $10,073
Mar-96                                $11,514                  $10,133
Apr-96                                $11,841                  $10,502
May-96                                $11,841                  $10,429
Jun-96                                $11,930                  $10,472
Jul-96                                $10,910                   $9,738
Aug-96                                $11,216                   $9,973
Sep-96                                $11,454                  $10,045
Oct-96                                $11,196                   $9,770
Nov-96                                $11,593                   $9,922
Dec-96                                $11,746                   $9,954
Jan-97                                $12,933                  $10,624
Feb-97                                $13,092                  $11,072
Mar-97                                $12,723                  $10,754
Apr-97                                $12,235                  $10,735
May-97                                $12,833                  $11,014
Jun-97                                $13,362                  $11,580
Jul-97                                $13,371                  $11,729
Aug-97                                $11,425                  $10,223
Sep-97                                $11,894                  $10,490
Oct-97                                $10,128                   $8,760
Nov-97                                 $9,589                   $8,435
Dec-97                                 $9,524                   $8,619
Jan-98                                 $9,339                   $7,936
Feb-98                                $10,253                   $8,760
Mar-98                                $10,613                   $9,111
Apr-98                                $10,438                   $8,994
May-98                                 $9,236                   $7,734
Jun-98                                 $8,403                   $6,907
Jul-98                                 $8,753                   $7,101
Aug-98                                 $6,534                   $5,022
Sep-98                                 $6,554                   $5,326
Oct-98                                 $7,612                   $5,880
Nov-98                                 $8,383                   $6,363
Dec-98                                 $8,625                   $6,247
Jan-99                                 $8,417                   $6,142
Feb-99                                 $8,500                   $6,197
Mar-99                                 $9,270                   $6,994
Apr-99                                $10,922                   $7,849
May-99                                $10,902                   $7,779
Jun-99                                $11,972                   $8,646
Jul-99                                $11,785                   $8,398
Aug-99                                $11,734                   $8,468
Sep-99                                $11,349                   $8,171
Oct-99                                $11,786                   $8,338
Nov-99                                $12,856                   $9,082
Dec-99                                $14,810                  $10,226
Jan-00                                $14,580                  $10,267
Feb-00                                $14,192                  $10,399
Mar-00                                $14,276                  $10,433
Apr-00                                $13,355                   $9,430
May-00                                $12,613                   $9,020
Jun-00                                $12,864                   $9,308
Jul-00                                $12,110                   $8,819
Aug-00                                $12,236                   $8,849
Sep-00                                $11,356                   $8,065
Oct-00                                $10,634                   $7,477
Nov-00                                 $9,964                   $6,819

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       MAY 1994
         ---------------------------------------------------------------------
                                      -22.88          -0.65            -0.05

- THE PORTFOLIO INVESTS IN THE EMERGING MARKETS SERIES OF THE DFA INVESTMENT TRUST COMPANY WHICH IN TURN PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY.

- THE PORTFOLIO'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investment in Dimensional Emerging Markets Value Fund Inc.
  (3,158,494 Shares, Cost $49,359)++ at Value...............  $   44,661
Receivable for Fund Shares Sold.............................          72
Prepaid Expenses and Other Assets...........................          23
                                                              ----------
    Total Assets............................................      44,756
                                                              ----------

LIABILITIES:
Payable for Investment Securities Purchased.................          44
Payable for Fund Shares Redeemed............................          28
Accrued Expenses and Other Liabilities......................          26
                                                              ----------
    Total Liabilities.......................................          98
                                                              ----------

NET ASSETS..................................................  $   44,658
                                                              ==========

SHARES OUTSTANDING, $.01 PAR VALUE
  (Authorized 100,000,000)..................................   4,980,166
                                                              ==========

NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $     8.97
                                                              ==========

PUBLIC OFFERING PRICE PER SHARE.............................  $     9.01
                                                              ==========

NET ASSETS CONSIST OF:
Paid-In Capital.............................................  $   50,268
Undistributed Net Investment Income.........................         206
Accumulated Net Realized Loss on Investment Securities......      (1,118)
Unrealized Depreciation of Investment Securities............      (4,698)
                                                              ----------
    Total Net Assets........................................  $   44,658
                                                              ==========

--------------

++ The cost for federal income tax purposes is $50,711.

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000

                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
    Income Distributions Received from Dimensional Emerging
     Markets Value Fund Inc.................................         $    647
                                                                     --------

EXPENSES
    Administrative Fee......................................              206
    Accounting & Transfer Agent Fees........................               19
    Legal Fees..............................................                1
    Audit Fees..............................................                1
    Filing Fees.............................................               21
    Shareholders' Reports...................................                1
    Directors Fees and Expenses.............................                1
    Other...................................................                6
                                                                     --------
        Total Expenses......................................              256
                                                                     --------
    NET INVESTMENT INCOME...................................              391
                                                                     --------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
  SECURITIES

Capital Gain Distributions Received from Dimensional
  Emerging Markets Value Fund Inc...........................            2,188

Net Realized Loss on Investment Securities Sold.............           (1,109)

Change in Unrealized Appreciation (Depreciation) of
  Investment Securities.....................................          (19,003)
                                                                     --------

    NET LOSS ON INVESTMENT SECURITIES.......................          (17,924)
                                                                     --------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........         $(17,533)
                                                                     ========

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                      STATEMENTS OF CHANGES IN NET ASSETS

                             (AMOUNTS IN THOUSANDS)

                                                                       YEAR            YEAR
                                                                       ENDED           ENDED
                                                                     NOV. 30,        NOV. 30,
                                                                       2000            1999
                                                                     ---------       ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
    Net Investment Income...................................         $    391         $   564
    Capital Gain Distributions Received from Dimensional
      Emerging Markets Value Fund Inc.......................            2,188           1,619
    Net Realized Loss on Investment Securities Sold.........           (1,109)            (72)
    Change in Unrealized Appreciation (Depreciation) of
      Investment Securities.................................          (19,003)         13,035
                                                                     --------         -------
        Net Increase (Decrease) in Net Assets Resulting from
          Operations........................................          (17,533)         15,146
                                                                     --------         -------

Distributions From:
    Net Investment Income...................................             (362)           (470)
    Net Realized Gains......................................           (3,689)             --
                                                                     --------         -------
        Total Distributions.................................           (4,051)           (470)
                                                                     --------         -------
Capital Share Transactions (1):
    Shares Issued...........................................           32,729          25,808
    Shares Issued in Lieu of Cash Distributions.............            4,051             470
    Shares Redeemed.........................................          (14,146)         (8,315)
                                                                     --------         -------
        Net Increase from Capital Share Transactions........           22,634          17,963
                                                                     --------         -------
        Total Increase......................................            1,050          32,639
NET ASSETS
    Beginning of Period.....................................           43,608          10,969
                                                                     --------         -------
    End of Period...........................................         $ 44,658         $43,608
                                                                     ========         =======

(1) SHARES ISSUED AND REDEEMED:
    Shares Issued...........................................            2,660           2,548
    Shares Issued in Lieu of Cash Distributions.............              302              57
    Shares Redeemed.........................................           (1,172)           (726)
                                                                     --------         -------
                                                                        1,790           1,879
                                                                     ========         =======

                See accompanying Notes to Financial Statements.

                      DFA INVESTMENT DIMENSIONS GROUP INC.

                      THE EMERGING MARKETS VALUE PORTFOLIO

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT THE PERIOD)

                                       YEAR         YEAR        APRIL 2
                                       ENDED        ENDED         TO
                                     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998
                                     ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  13.67     $   8.37     $  10.00
                                     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.10         0.33         0.06
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (3.56)        5.30        (1.69)
                                     --------     --------     --------
  Total from Investment
    Operations.....................     (3.46)        5.63        (1.63)
                                     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.11)       (0.33)          --
  Net Realized Gains...............     (1.13)          --           --
                                     --------     --------     --------
  Total Distributions..............     (1.24)       (0.33)          --
                                     --------     --------     --------
Net Asset Value, End of Period.....  $   8.97     $  13.67     $   8.37
                                     ========     ========     ========
Total Return.......................    (28.30)%      69.99%      (16.30)%#

Net Assets, End of Period
  (thousands)......................  $ 44,658     $ 43,608     $ 10,969
Ratio of Expenses to Average Net
  Assets (1).......................      1.04%        1.05%        1.96%*
Ratio of Net Investment Income to
  Average Net Assets...............      0.76%        1.87%        3.24%*
Portfolio Turnover Rate............       N/A          N/A          N/A
Portfolio Turnover Rate of Master
  Fund Series......................        19%          18%          35%(a)

--------------

*   Annualized

#   Non-annualized

(1) Represents the combined ratio for the Portfolio and its respective pro-rata share of its Master Fund.

(a)  Calculated for the period ended November 30, 1998.

N/A Refer to the respective Master Fund.

                See accompanying Notes to Financial Statements.

                    THE DFA INVESTMENT DIMENSIONS GROUP INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    DFA Investment Dimensions Group Inc. (the "Group") is an open-end management investment company whose shares are offered, without a sales charge, generally to institutional investors and clients of registered investment advisors. The Group offers thirty-eight portfolios, one of which, The Emerging Markets Value Portfolio (the "Portfolio") is included in this report. Of the remaining portfolios, thirty-three are presented within four separate reports, and four have not commenced operations.

    The Portfolio invests all of its assets in the Dimensional Emerging Markets Value Fund Inc. (the "Fund"). At November 30, 2000, the Portfolio owned 15% of the outstanding shares of the Fund. The financial statements of the Fund are included elsewhere in this report and should be read in conjunction with the financial statements of the Portfolio.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Group in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: The shares of the Fund held by the Portfolio are valued at its respective daily net asset value.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates of securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Portfolio's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for Federal taxes is required in the financial statements.

    4. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. The components of net assets may be adjusted for current period permanent book/tax differences which arose principally from differing book/tax treatments of foreign currency and foreign taxes on capital gains. Expenses directly attributable to the Portfolio or to the Fund are directly charged. Common expenses are allocated using methods approved by the Board of Directors.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. ("DFA" or the "Advisor") provides administrative services to the Portfolio, including supervision of services provided by others, providing information to the shareholders and the Board of Directors, and other administrative services. The Advisor provides investment advisory services to the Fund. For the year ended November 30, 2000, the Portfolio's administrative fees were accrued daily and paid monthly to the Advisor based on an effective annual rate of 0.40% of 1% of average daily net assets.

    Certain officers of the Portfolio are also officers, directors and shareholders of the Advisor.

D. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities was as follows (amounts in thousands):

Gross Unrealized Appreciation...............................     --
Gross Unrealized Depreciation...............................  $(6,050)
                                                              ---------
  Net.......................................................  $(6,050)
                                                              =========

E. LINE OF CREDIT:

    The Portfolio, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the year ended November 30, 2000.

    The Portfolio, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

F. REIMBURSEMENT FEE:

    Shares of the Portfolio are sold at a public offering price which is equal to the Portfolio's current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to the paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE PORTFOLIO AND BOARD OF DIRECTORS OF
DFA INVESTMENT DIMENSIONS GROUP INC.

In our opinion, the accompanying statement of assets and liabilities, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of The Emerging Markets Value Portfolio (constituting a portfolio within DFA Investment Dimensions Group Inc., hereafter referred to as the "Portfolio") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the periods presented, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Portfolio's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                               PERFORMANCE CHART

--------------------------------------------------------------------------------
DIMENSIONAL EMERGING MARKETS VALUE FUND INC. VS.
MSCI EMERGING MARKETS FREE INDEX (PRICE-ONLY)
MARCH 1993-NOVEMBER 2000

EDGAR REPRESENTATION OF DATA POINTS USED IN PRINTED GRAPHIC

GROWTH OF $10,000
                    DIMENSIONAL EMERGING     MSCI EMERGING MARKETS
                   MARKETS VALUE FUND INC.  FREE INDEX (PRICE ONLY)
date                                $9,950                  $10,000
Mar-93                             $10,151                  $10,313
Apr-93                             $10,774                  $10,493
May-93                             $10,985                  $10,751
Jun-93                             $11,628                  $11,044
Jul-93                             $11,494                  $11,306
Aug-93                             $12,496                  $12,246
Sep-93                             $12,943                  $12,681
Oct-93                             $13,789                  $13,811
Nov-93                             $14,597                  $14,415
Dec-93                             $16,529                  $16,784
Jan-94                             $17,362                  $17,080
Feb-94                             $16,308                  $16,766
Mar-94                             $14,671                  $15,223
Apr-94                             $14,359                  $14,885
May-94                             $14,998                  $15,361
Jun-94                             $14,249                  $14,911
Jul-94                             $15,500                  $15,830
Aug-94                             $17,218                  $17,775
Sep-94                             $17,518                  $17,960
Oct-94                             $17,565                  $17,612
Nov-94                             $16,650                  $16,677
Dec-94                             $15,391                  $15,326
Jan-95                             $14,008                  $13,686
Feb-95                             $13,533                  $13,322
Mar-95                             $13,939                  $13,374
Apr-95                             $14,813                  $13,949
May-95                             $16,238                  $14,653
Jun-95                             $16,069                  $14,667
Jul-95                             $16,480                  $14,973
Aug-95                             $15,913                  $14,600
Sep-95                             $15,582                  $14,511
Oct-95                             $15,079                  $13,942
Nov-95                             $14,692                  $13,682
Dec-95                             $15,193                  $14,262
Jan-96                             $16,601                  $15,262
Feb-96                             $16,153                  $14,994
Mar-96                             $16,230                  $15,083
Apr-96                             $16,769                  $15,632
May-96                             $16,885                  $15,524
Jun-96                             $17,059                  $15,588
Jul-96                             $15,685                  $14,495
Aug-96                             $16,197                  $14,844
Sep-96                             $16,571                  $14,953
Oct-96                             $16,177                  $14,543
Nov-96                             $16,321                  $14,768
Dec-96                             $16,500                  $14,817
Jan-97                             $18,459                  $15,814
Feb-97                             $18,915                  $16,480
Mar-97                             $18,391                  $16,007
Apr-97                             $18,198                  $15,980
May-97                             $19,470                  $16,394
Jun-97                             $20,256                  $17,236
Jul-97                             $20,641                  $17,459
Aug-97                             $18,486                  $15,217
Sep-97                             $19,590                  $15,614
Oct-97                             $17,147                  $13,039
Nov-97                             $16,672                  $12,556
Dec-97                             $17,317                  $12,829
Jan-98                             $16,252                  $11,813
Feb-98                             $17,508                  $13,040
Mar-98                             $18,317                  $13,561
Apr-98                             $18,083                  $13,388
May-98                             $16,048                  $11,512
Jun-98                             $14,663                  $10,281
Jul-98                             $15,238                  $10,570
Aug-98                             $11,266                   $7,475
Sep-98                             $11,223                   $7,928
Oct-98                             $13,629                   $8,753
Nov-98                             $15,868                   $9,471
Dec-98                             $16,505                   $9,299
Jan-99                             $16,272                   $9,142
Feb-99                             $16,426                   $9,224
Mar-99                             $18,263                  $10,411
Apr-99                             $22,854                  $11,684
May-99                             $22,854                  $11,580
Jun-99                             $25,636                  $12,870
Jul-99                             $25,092                  $12,500
Aug-99                             $25,313                  $12,605
Sep-99                             $24,523                  $12,163
Oct-99                             $25,597                  $12,411
Nov-99                             $27,243                  $13,519
Dec-99                             $30,649                  $15,221
Jan-00                             $30,483                  $15,282
Feb-00                             $29,688                  $15,479
Mar-00                             $29,275                  $15,530
Apr-00                             $27,533                  $14,036
May-00                             $25,597                  $13,426
Jun-00                             $25,651                  $13,855
Jul-00                             $24,569                  $13,127
Aug-00                             $24,596                  $13,172
Sep-00                             $22,813                  $12,005
Oct-00                             $21,193                  $11,129
Nov-00                             $19,606                  $10,150

         ANNUALIZED                                                    FROM
         TOTAL RETURN (%)            ONE YEAR       FIVE YEARS       MAY 1994
         ---------------------------------------------------------------------
                                      -28.40          5.83             9.08

- THE FUND PROVIDES ACCESS TO NON-U.S. LARGE COMPANIES IN "EMERGING MARKET" COUNTRIES INCLUDING ARGENTINA, BRAZIL, CHILE, GREECE, HUNGARY, INDONESIA, ISRAEL, MALAYSIA, MEXICO, PHILIPPINES, POLAND, SOUTH KOREA, THAILAND, AND TURKEY, SPECIFICALLY THOSE DEEMED TO BE VALUE STOCKS.

- THE FUND'S RETURNS IN FISCAL 2000 REFLECTED THE PERFORMANCE OF AN EQUALLY-WEIGHTED EMERGING MARKETS COUNTRY PORTFOLIO.

Past performance is not predictive of future performance.

MSCI Emerging Markets Free Index (price-only) courtesy of Morgan Stanley Capital International Index.

--------------------------------------------------------------------------------

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            SCHEDULE OF INVESTMENTS

                               NOVEMBER 30, 2000

                                                            SHARES           VALUE+
                                                            ------           ------
MEXICO -- (9.7%)
COMMON STOCKS -- (9.7%)
 *Altos Hornos de Mexico S.A...........................       118,000  $     34,547
 Apasco S.A. de C.V....................................        57,000       296,806
 Cementos de Mexico S.A. de C.V. Series B..............       400,046     1,585,696
 *Cintra S.A. de C.V...................................        85,000        46,067
 Coca Cola Femsa S.A. de C.V. Series L.................       106,000       208,391
 *Consorcio Hogar S.A. de C.V. Series B................        27,000        10,014
 Controladora Comercial Mexicana S.A. de C.V.
   Series B............................................     1,016,000       971,712
 *Corporacion Geo S.A. de C.V. Series B................        97,700       105,485
 Desc S.A. de C.V. Series B............................     1,450,000       616,352
 El Puerto de Liverpool S.A. Series 1..................        20,000        25,802
 El Puerto de Liverpool S.A. Series C1.................       328,600       446,272
 *Empaques Ponderosa S.A. de C.V. Series B.............        90,000        45,908
 *Empresas ICA Sociedad Controladora S.A. de C.V.......       604,600       131,711
 *Empresas la Moderna S.A. de C.V. Series A............       195,885       900,302
 Fomento Economico Mexicano Series B & D...............       488,000     1,680,219
 *Gruma S.A. de C.V. Series B..........................       285,250       215,221
 *Grupo Carso S.A. de C.V. Series A-1..................       271,000       734,363
 Grupo Cementos de Chihuahua S.A. de C.V. Series B.....       301,000       231,583
 Grupo Corvi S.A. de C.V. Series L.....................       284,000        71,527
 *Grupo Financiero Banamex Accival SA de Series O......     2,461,821     3,385,259
 *Grupo Financiero Bancomer S.A. de C.V. Series L......        29,259        12,810
 *Grupo Financiero Bancomer S.A. de C.V. Series O......     5,407,641     3,160,616
 *Grupo Financiero del Norte S.A. Series C.............       450,000       592,974
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................           980             0
 *Grupo Financiero GBM Atlantico S.A. de C.V. Series
   L...................................................       149,000             0
 *Grupo Financiero Inbursa Series O....................         9,455        34,664
 *Grupo Gigante S.A. de C.V. Series B..................       314,453       461,143
 Grupo Herdez S.A. de C.V. Series B....................       229,000        67,652
 Grupo Industrial Alfa S.A. Series A...................       571,264       880,250
 Grupo Industrial Maseca S.A. de C.V. Series B.........       781,000       199,188
 *Grupo Posadas S.A. de C.V. Series L..................       316,000       224,990
 *Grupo Televisa S.A. (Certificate Representing Series
   A, Series D & Series L).............................       620,000     1,442,902
 *Grupo Tribasa S.A. de C.V............................       145,000         5,547
 *Hylsamex S.A. de C.V. Series B.......................       237,100       188,718
 Industrias Bachoco S.A. de C.V. (Certificate
   Representing Series B and Series L).................        80,000        99,466
 Industrias Penoles S.A. de C.V........................       386,900       348,655
                                                            SHARES           VALUE+
                                                            ------           ------
 *Industrias S.A. de C.V. Series B.....................        69,000  $    173,046
 Nueva Grupo Mexico SA de CV Series B..................       612,900     1,693,418
 *Pepsi-Gemex S.A. de C.V..............................       100,000        75,875
 *Sanluis Corporacion S.A. de C.V.(Certificates
   representing 1 share Series B, 1 share Series C & 1
   share Series D).....................................        63,000        91,452
 Telefonos de Mexico S.A. Series L.....................     2,560,000     6,121,018
 Tubos de Acero de Mexico S.A..........................        66,000       876,708
 Vitro S.A.............................................       300,400       274,556
                                                                       ------------
TOTAL -- MEXICO
  (Cost $26,666,879)...................................                  28,768,885
                                                                       ------------

ISRAEL -- (9.4%)
COMMON STOCKS -- (9.4%)

                                                            ------           ------
 *AFCon Projects Ltd...................................        10,500        16,659
 Ackerstein Industries, Ltd............................        41,800        47,954
 *Ackerstein ZVI.......................................           383         8,507
 *Ackerstein ZVI.......................................           106           518
 *Africa-Israel Investments, Ltd.......................         6,765       545,084
 *Africa-Israel Investments, Ltd.......................           150       123,095
 *Agis Industries (1983), Ltd..........................        49,100       420,547
 American Israeli Paper Mills, Ltd.....................         5,100       311,215
 *Ashtrom Properties, Ltd..............................       171,400        92,878
 Azorim Investment Development & Construction Co.,
   Ltd.................................................        36,900       323,348
 Azorim Properties, Ltd................................        52,000       126,927
 Bank Hapoalim B.M.....................................     1,426,700     3,757,544
 Bank Leumi Le-Israel..................................     2,044,650     4,416,845
 Bank of Jerusalem.....................................        71,150        49,114
 *CLAL Electronics Industries, Ltd.....................         3,910       518,235
 *CLAL Industries, Ltd.................................        63,076       542,255
 Delek Israel Fuel Corp., Ltd. Series C................         3,872       276,730
 Delta Galil Industries, Ltd...........................         7,800        92,149
 *Discount Mortgage Bank, Ltd..........................         2,057       139,331
 *Elbit Medical Imaging................................        37,133       272,367
 Elbit Systems, Ltd....................................        16,533       204,602
 Elbit, Ltd............................................        24,733       146,824
 Elco Industries (1975)................................        12,111       103,466
 *Electrochemical Industries (1952), Ltd...............        48,800        27,409
 Elite Industries, Ltd.................................        10,080       429,837
 Elron Electronic Industries, Ltd......................        20,066       552,992
 FMS Enterprises Migun.................................         1,899        20,650
 *Feuchtwanger Industries..............................         2,800        44,424
 First International Bank of Israel....................        78,000       486,447
 First International Bank of Israel, Ltd...............       374,800       476,636
 *Formula Systems......................................         8,000       306,772
 Granite Hacarmel Investments, Ltd.....................       142,500       233,741
 Hadar Insurance Co., Ltd..............................        40,755        97,489
 *IDB Bankholding Corp., Ltd...........................        47,200     1,502,344
 *IDB Development Corp., Ltd. Series A.................        87,522     3,022,899
 Israel Chemicals, Ltd.................................     1,237,000     1,338,497
 Israel Cold Storage & Supply Co., Ltd.................         7,000        26,843
 Israel Corp. Series B.................................           800       675,641
 *Israel General Bank, Ltd.............................         4,400       167,329
 Israel Land Development Co., Ltd......................        49,100       383,514

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Israel Petrochemical Enterprises, Ltd.................        51,516  $    171,139
 *Israel Steel Mills, Ltd..............................        97,000         4,664
 *Kardan International, Ltd............................        38,052       113,687
 Koor Industries, Ltd..................................        15,805     1,177,799
 *M.A.Industries, Ltd..................................       227,355       498,346
 *Middle East Tube Co..................................        46,200        31,508
 Mishkan Hapoalim Mortgage Bank, Ltd. Series B.........         2,315       423,236
 *Mul-t-lock, Ltd......................................        23,850       135,933
 OCIF Investments and Development, Ltd.................         3,380       106,923
 *Ormat Industries.....................................        79,500       189,588
 Osem Investment, Ltd..................................        61,856       389,992
 *Otzar Hashilton Hamekomi, Ltd........................         1,050        70,225
 *Packer Plada, Ltd....................................         1,677        57,717
 *Polgat Industries, Ltd. Series B.....................        21,900        48,110
 Property and Building Corp., Ltd......................         4,261       312,020
 *Red Sea Hotels, Ltd..................................        21,300        76,427
 *Secom................................................        60,500        34,113
 *Shekem, Ltd..........................................       349,222        31,710
 Super-Sol, Ltd. Series B..............................       191,937       674,639
 Tambour...............................................       105,400       128,635
 Team Computer & Systems, Ltd..........................         2,800       108,669
 Tefahot Israel Mortgage Bank, Ltd.....................        60,600       329,858
 *Urdan Industries, Ltd................................        86,800       105,088
 Ytong Industries, Ltd.................................        76,300       115,842
 *Zur Shamir Insurance Co., Ltd........................        62,779        33,865
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,646,078)...................................                  27,699,391
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Israel Shekel (Cost $666)............................                         876
                                                                       ------------
TOTAL -- ISRAEL
  (Cost $21,646,944)...................................                  27,700,267
                                                                       ------------

MALAYSIA -- (9.2%)
COMMON STOCKS -- (9.2%)

                                                            ------           ------
 AMMB Holdings Berhad..................................       521,636       516,145
 APM Automotive Holdings Berhad........................        99,750        53,550
 *Advance Synergy Berhad...............................        81,000        12,789
 Affin Holdings Berhad.................................     1,000,500       394,934
 Ancom Berhad..........................................       115,000        52,961
 Antah Holding Berhad..................................       306,000        62,811
 *Arab Malaysia Corp. Berhad...........................       205,000        92,250
 Arab Malaysia Finance Berhad..........................       207,000       169,958
 Arab Malaysian Development Berhad.....................       309,000        26,834
 Asas Dunia Berhad.....................................       122,000        29,055
 *Asia Pacific Land Berhad.............................       700,000        91,184
 Asiatic Development Berhad............................       117,000        29,250
 Austral Enterprises Berhad............................       169,000       128,084
 Ayer Hitam Planting Syndicate Berhad..................        27,000        27,000
 Bandar Raya Developments Berhad.......................       568,000       176,379
 Batu Kawan Berhad.....................................       154,000       157,242
 Berjaya Capital Berhad................................       163,000        44,182
 Berjaya Land Berhad...................................        74,000        19,668
 Bolton Properties Berhad..............................       145,000        48,079
 Boustead Holdings Berhad..............................       293,000       220,521
 British American Tobacco Berhad.......................        10,000       100,658
 Cahya Mata Sarawak Berhad.............................       460,000       320,789
 Chin Teck Plantations Berhad..........................        54,000        93,789
 *Cold Storage (Malaysia) Berhad.......................        80,000        34,947
 Commerce Asset Holding Berhad.........................       552,000     1,089,474
                                                            SHARES           VALUE+
                                                            ------           ------
 Cycle & Carriage Bintang Berhad.......................        95,000  $    146,250
 DCB Sakura Merchant New Shares........................         6,150         3,868
 DMIB Berhad...........................................        24,000         5,179
 DNP Holdings Berhad...................................       166,000        39,534
 *DRB-Hicom Berhad.....................................       933,200       316,797
 *Damansara Realty Berhad..............................       391,000        19,550
 Datuk Keramik Holdings Berhad.........................       127,000        27,071
 *Diversified Resources Berhad.........................       167,000        73,392
 Edaran Otomobil Nasional Berhad.......................       264,000       496,737
 *Europlus Berhad......................................       110,000        32,421
 *Faber Group..........................................       340,600        25,545
 Far East Holdings Berhad..............................        54,000        28,421
 General Corp. Berhad..................................       178,000        33,258
 Genting Berhad........................................       112,500       263,487
 Gold Coin (Malaysia) Berhad...........................        40,000        45,053
 Golden Hope Plantations Berhad........................       159,000       145,611
 *Golden Plus Holdings Berhad..........................        77,000        30,597
 *Gula Perak Berhad....................................       250,000        58,553
 Guthrie Ropel Berhad..................................       148,000       123,074
 Hap Seng Consolidated Berhad..........................       179,000       101,276
 Highlands and Lowlands Berhad.........................        99,000        61,224
 Hock Hua Bank Berhad (Foreign)........................        94,000       202,842
 Hong Leong Bank Berhad................................     1,662,000     1,408,326
 Hong Leong Credit Berhad..............................       522,447       776,796
 Hong Leong Industries Berhad..........................       261,000       480,789
 Hong Leong Properties Berhad..........................       546,000       123,568
 Hume Industries (Malaysia) Berhad.....................       289,000       270,747
 Hwang-DBS (Malaysia) Berhad...........................       193,000       146,782
 IGB Corp. Berhad......................................       555,000       151,895
 IJM Corp. Berhad......................................       511,000       457,211
 *Idris Hydraulic (Malaysia) Berhad....................       484,000        26,747
 *Innovest Berhad......................................       228,000        13,500
 *Insas Berhad.........................................       664,000        83,874
 *Intria Berhad........................................       910,000       186,789
 Island & Peninsular Berhad............................       269,000       219,447
 *Johan Holdings Berhad................................        73,000        12,583
 Johor Port Berhad.....................................       323,000       132,600
 Johore Tenggara Oil Palm Berhad.......................        97,000        28,079
 Keck Seng (Malaysia) Berhad...........................       188,000        67,779
 *Kretam Holdings Berhad...............................        25,000         5,510
 Kuala Lumpur Kepong Berhad............................       117,000       141,632
 Kuala Sidim Berhad....................................       145,000       170,947
 Kulim Malaysia Berhad.................................       181,000        84,784
 *Land - General Berhad................................       266,000        45,500
 Landmarks Berhad......................................       244,000        36,600
 *Leader Universal Holdings Berhad.....................       427,333        77,595
 *Lien Hoe Corp. Berhad................................       211,000        19,434
 Lingui Development Berhad.............................       570,000       252,000
 Lion Land Berhad......................................       462,375        49,888
 *MBF Holdings Berhad..................................       837,000        45,154
 MUI Properties Berhad.................................       724,000        80,974
 Malayan Banking Berhad................................       664,000     2,446,316
 Malayan Cement Berhad.................................        67,500        21,316
 *Malayan United Industries Berhad.....................       291,200        32,185
 Malayawata Steel Berhad...............................        92,000        26,632
 *Malaysia Building Society Berhad.....................       263,000        57,791
 *Malaysia Industrial Development Finance Berhad.......       743,000       144,689
 Malaysia Mining Corp. Berhad..........................     1,204,000       681,211
 Malaysian Airlines System.............................     1,003,000     1,008,279
 Malaysian Mosaics Berhad..............................       286,000       145,258
 *Malaysian Resources Corp. Berhad.....................     1,126,333       548,346
 Maruichi Malaysia Steel Tube Berhad...................        92,000       133,158

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Matsushita Electric Co. (Malaysia) Berhad.............         6,000  $     23,684
 Metroplex Berhad......................................       817,000        83,850
 *Mulpha International Berhad..........................     1,069,000       112,526
 *Naluri Berhad........................................       676,000       201,021
 New Straits Times Press (Malaysia) Berhad.............       154,000       190,474
 Northport Corporation Berhad..........................        30,000        22,421
 Nylex (Malaysia) Berhad...............................       219,500        96,464
 OSK Holdings..........................................       422,666       216,894
 *Olympia Industries Berhad............................       122,000         6,582
 Oriental Holdings Berhad..............................        86,016        96,881
 PJ Development Holdings Berhad........................       136,000        28,453
 *Pan Pacific Asia Berhad..............................       100,000        15,263
 Peladang Kimia Berhad.................................        25,000        10,099
 Perlis Plantations Berhad.............................       529,000       542,921
 Pernas International Holdings Berhad..................       757,000       193,234
 Perusahaan Otomobil Nasional Berhad...................       781,000       908,426
 Pilecon Engineering Berhad............................       210,000        38,684
 *Prime Utilities Berhad...............................        46,000        21,668
 *Promet Berhad........................................       140,000        10,684
 Public Finance Berhad.................................       386,000       366,700
 RHB Capital Berhad....................................       123,000        97,753
 RJ Reynolds Berhad....................................        43,000        42,095
 Resorts World Berhad..................................        78,000       119,053
 Road Builders (Malaysia) Holdings Berhad..............       162,000       167,968
 SCB Developments Berhad...............................        58,000        67,005
 SP Settia Berhad......................................       162,800       122,100
 Sarawak Enterprise Corp. Berhad.......................     1,510,000       596,053
 Sarawak Oil Palms Berhad..............................        93,000        42,095
 Selangor Dredging Berhad..............................        84,000        10,168
 Selangor Properties Berhad............................       402,000       196,768
 Shell Refining Co. Federation of Malaysia Berhad......        48,000        47,495
 *Silverstone Berhad...................................         6,930             0
 Sime Darby Berhad (Malaysia)..........................       355,980       438,417
 Sime UEP Properties Berhad............................        66,000        82,674
 Southern Bank Berhad (Foreign)........................       311,250       163,816
 *Southern Steel Berhad................................       330,000        95,526
 *Sunway City Berhad...................................       294,000        78,916
 *Sunway Holdings, Inc. Berhad.........................       394,000       101,092
 Ta Enterprise Berhad..................................       752,000       178,105
 Talam Corp. Berhad....................................       152,000        39,600
 Tan & Tan Developments Berhad.........................       374,000       110,232
 Tan Chong Motor Holdings Berhad.......................       665,000       218,750
 Telekom Malaysia Berhad...............................       235,000       766,842
 Tenaga Nasional Berhad................................       502,000     1,677,737
 *Time Engineering Berhad..............................       282,000       215,953
 *Tongkah Holdings Berhad..............................        84,000        29,179
 Tractors Malaysia Holdings Berhad.....................       214,000       131,216
 Tradewinds (Malaysia) Berhad..........................       189,000       119,368
 Tronoh Mines Malaysia Berhad..........................        48,000        46,484
 UMW Holdings Berhad...................................       380,666       510,894
 United Engineering (Malaysia) Berhad..................        87,000        88,832
 United Malacca Rubber Estates Berhad..................       102,000       110,053
 *United Merchant Group Berhad.........................       307,000        79,174
                                                            SHARES           VALUE+
                                                            ------           ------
 Warisan TC Holdings Berhad............................        33,250  $     16,275
 Yeo Hiap Seng (Malaysia) Berhad.......................        59,000        27,637
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $21,262,225)...................................                  27,137,238
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Affin Holdings Berhad Warrants 07/08/05..............       166,750        18,430
 *IJM Corp. Berhad Warrants 08/28/04...................       102,200        26,222
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $8,149)........................................                      44,652
                                                                       ------------
TOTAL -- MALAYSIA
  (Cost $21,270,374)...................................                  27,181,890
                                                                       ------------

BRAZIL -- (8.5%)
PREFERRED STOCKS -- (5.8%)

                                                            ------           ------
 *Acesita SA...........................................   317,160,696       146,735
 Aracruz Celulose SA Series B..........................     1,265,999     1,486,821
 Banco Bradesco SA.....................................   142,577,592       979,309
 Banco do Brasil SA....................................    56,145,862       202,670
 Banco do Estado de Sao Paulo SA.......................    28,280,000       970,502
 Bombril SA............................................    39,700,000       343,125
 *Bradespar SA.........................................   142,577,592        70,313
 Brasiliero de Petroleo Ipiranga.......................    55,200,000       463,059
 Caemi Mineracao e Metalurgia SA.......................     3,800,000       415,370
 Ceval Alimentos SA....................................    23,500,000        40,323
 Cimento Portland Itau.................................     2,600,000       407,134
 Confab Industrial SA..................................       166,000        97,055
 Copene-Petroquimica do Nordeste SA Series A...........     2,580,000       814,563
 Distribuidora de Produtos Petreleo Ipirangi SA........     4,000,000        52,875
 Duratex SA............................................    10,610,000       280,499
 Embratel Participacoes SA.............................     1,389,166        17,021
 Globex Utilidades SA..................................        20,000       210,481
 IKPC Industrias Klabin de Papel e Celulose SA.........     1,188,531       839,921
 *Inepar Energia SA....................................        15,029             5
 *Inepar SA Industria e Construcoes....................    78,960,001        99,557
 Investimentos Itau SA.................................     1,140,415       921,878
 Lojas Americanas SA...................................     5,788,631         9,712
 Mahle Cofap Aneis SA..................................        14,250        16,808
 Metalurgica Gerdau SA.................................    32,200,000       482,774
 *Paranapanema SA......................................     9,588,000        18,524
 Refinaria de Petroleo Ipiranga SA.....................    11,000,000       114,646
 Ripasa SA Papel e Celulose............................       140,000        69,754
 Sadia Oeste SA Inclusttia e Comercio Soes.............       308,282       142,627
 Sao Carlos Empreendimentos e Participacoes SA.........     5,788,631        11,625
 *Seara Alimentos......................................    23,500,000        10,394
 Siderurgica Belgo-Mineira.............................     4,972,631       404,501
 Siderurgica de Tubarao Sid Tubarao....................    78,270,000       760,050
 Tele Celular Sul Participacoes SA.....................     1,389,166         2,776
 Tele Centro Oeste Celular Participacoes SA............     1,389,166         4,202
 Tele Centro-Sul Participacoes.........................     1,389,166        12,077
 *Tele Leste Celular Participacoes SA..................     1,782,724         1,015
 Tele Norte Celular Participacoes SA...................     1,389,166           848
 Tele Norte Leste Participacoes SA.....................     7,406,493       134,806
 Telemig Celular Participacoes SA......................     1,389,166         3,454
 Telenordeste Celular Participacoes SA.................     1,389,166         2,225

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Telesp Celular Participacoes..........................     1,389,246  $     11,767
 *Trikem S.A...........................................    48,700,000       143,605
 USIMINAS (Usinas Siderurgicas de Minas Gerais SA).....        41,925       170,520
 Uniao des Industrias Petroquimicas SA Series B........       448,000       252,822
 Unibanco Unias de Bancos Brasileiros SA...............     2,000,000        47,790
 *Usinas Siderurgicas de Minas Gerais SA...............     6,900,000        15,085
 Vale do Rio Doce Series A.............................       239,144     4,778,211
 *Vale do Rio Doce Series B............................       239,144             0
 Votorantim Celulose e Papel SA........................    26,200,000       685,730
                                                                       ------------
TOTAL PREFERRED STOCKS
  (Cost $9,273,465)....................................                  17,167,564
                                                                       ------------
COMMON STOCKS -- (2.7%)
 Embraco SA............................................       342,000       191,263
 Embratel Participacoes................................    50,000,000       482,734
 Gerdau SA.............................................   184,289,980     1,404,484
 *Inepar-Fem Equipamentos e Montagem SA................        18,636         1,096
 Lojas Americanas SA...................................     9,026,162        16,176
 Sao Carlos Empreendimentos e Participacoes SA.........     9,026,162        18,356
 Siderurgica Nacional Sid Nacional.....................   117,500,000     3,076,510
 Souza Cruz Industria e Comercio.......................       150,016       603,292
 Tele Celular Sul Participacoes........................    50,000,000        83,125
 Tele Centro Oeste Celular Participacoes...............    50,000,000       219,379
 Tele Centro Sul Participacoes SA......................    50,000,000       333,262
 *Tele Leste Celular Participacoes.....................    64,165,269        55,458
 Tele Norte Celular Participacoes......................    50,000,000        43,215
 Tele Norte Leste Participacoes........................    50,000,000       687,623
 *Telefonica SA........................................        19,349       304,953
 Telemig Celular Participacoes.........................    50,000,000       152,523
 Telenordeste Celular Participacoes....................    50,000,000        90,243
 VSMA (Cia Vidraria Santa Marina)......................       121,000       155,639
 *Vallourec & Mannesmann Tubes-V & M DO Brasil SA......       378,000        30,958
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $5,158,571)....................................                   7,950,289
                                                                       ------------
TOTAL -- BRAZIL
  (Cost $14,432,036)...................................                  25,117,853
                                                                       ------------

GREECE -- (7.9%)
COMMON STOCKS -- (7.9%)

                                                            ------           ------
 Aegek.................................................       142,660       468,477
 *Agrotiki Insurance S.A...............................         6,470       130,621
 Aktor S.A.............................................       176,813     1,018,929
 Alcatel Cables Hellas S.A.............................        11,490        95,724
 Alfa-Beta Vassilopoulos S.A...........................        31,500       491,048
 *Alisida S.A..........................................         2,160        18,299
 *Allatini Industrial & Commercial Co..................        32,170        76,210
 Alpha Credit Bank.....................................        68,316     2,079,301
 *Alpha Leasing........................................        83,930       973,770
 Alte Technological Company............................        42,400       248,133
 *Alumil Milonas S.A...................................        18,270        79,373
 Aluminum of Attica S.A................................       164,000       796,307
 *Anek Lines S.A.......................................        75,000       201,249
 *Aspis Bank...........................................        13,910        97,934
 *Atemke S.A...........................................        19,950        30,692
                                                            SHARES           VALUE+
                                                            ------           ------
 Attica Enterprises S.A. Holdings......................       215,446  $  1,582,922
 *Benrubi S.A..........................................        17,490        83,582
 Delta Dairy S.A.......................................        93,619       972,541
 *EFG Eurobank Ergasias S.A............................         5,770       129,023
 Edrassi C. Psallidas S.A..............................        46,236       197,915
 *El. D. Mouzakis S.A..................................        70,760       245,025
 *Eltrak S.A...........................................        12,000        52,133
 *Ergas S.A............................................        25,530        53,173
 *Etba Leasing S.A.....................................        34,359       142,245
 *Etma Rayon S.A.......................................        15,110        24,752
 *Flour Mills Loulis...................................        13,880        56,044
 *Gekat Construction Co. S.A...........................        15,130        50,458
 *General Commercial and Industry......................        54,130        72,347
 General Hellenic Bank.................................        60,402       772,571
 Hellas Can Packaging Manufacturers S.A................        62,000       455,526
 Hellenic Cables S.A...................................        87,976       315,881
 *Hellenic Fabrics S.A.................................         7,460        32,600
 *Hellenic Petroleum S.A...............................        27,690       258,285
 *Hellenic Sugar Industry S.A..........................        83,080       842,889
 Hellenic Technodomiki S.A.............................       125,350       538,167
 *Heracles General Cement Co...........................        32,630       431,530
 *Ionian Hotel Enterprises.............................        18,240       189,016
 *K. I. Sarantopoulos S.A..............................        37,710       181,175
 *Kalpinis Simos Steel Service Center..................        27,970        96,496
 *Karelia Cigarette Co.................................         2,290       113,825
 *Katselis Sons S.A....................................        13,230        51,053
 Klonatex S.A..........................................        62,800       287,274
 *Knitwear Factory Maxim C.M...........................        10,960        16,805
 *Lanakam S.A..........................................         3,900        11,312
 Lavipharm S.A.........................................        88,400       319,663
 Light Metals Industry.................................        61,320       200,583
 *M.Travlos Br. Com. & Constr. Co. S.A.................        21,740        38,335
 *Macedonian Plastics S.A..............................         5,430        21,509
 Maillis (M.J.) S.A....................................       144,800     1,363,607
 *Mesochoritis Bros. Construction Co...................        24,750        40,227
 Michaniki S.A.........................................        81,670       249,410
 *Minerva Knitwear.....................................         5,140        13,070
 *Minoan Lines S.A.....................................        17,230        74,414
 Mytilineos Holdings S.A...............................        32,950       259,352
 *N. Levederis S.A.....................................        18,790        36,590
 National Investment Bank for Industrial Development...        74,400     1,335,680
 *Nikas S.A............................................        30,110       136,582
 P.D. Papoutsanis S.A..................................        29,135       120,618
 *Pantechniki S.A......................................        19,930        67,230
 *Petzetakis S.A.......................................        73,754       488,167
 *Radio Athenai........................................         5,275        24,265
 *Sato S.A.............................................        43,150       119,093
 Selected Textile Industry Assoc. S.A..................       132,720       337,815
 *Sfakianakis S.A......................................        19,670        52,781
 *Sheet Steel S.A......................................        21,900        29,438
 Shelman...............................................        92,025       372,751
 Silver & Baryte Ores Mining Co. S.A...................        30,842       824,831
 *Sportsman S.A........................................        44,630       145,419
 Strintzis Shipping Lines S.A..........................       262,640       507,418
 *Technical Olympic S.A................................        61,180       175,892
 Tiletipos S.A.........................................        56,250       487,310
 *Uncle Stathis S.A....................................        24,060       152,486
 *Veterin S.A..........................................        12,600        60,053
 *Vioter S.A...........................................        20,680        50,259

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *Vis Container Manufacturing Co.......................         7,370  $     38,799
 *Zampa S.A............................................           830        34,693
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $28,258,768)...................................                  23,240,972
                                                                       ------------
PREFERRED STOCKS -- (0.0%)
 *Egnatia Bank S.A.
   (Cost $38,539)......................................         3,196        15,600
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 Michaniki S.A. Rights 12/22/00
   (Cost $0)...........................................        81,670         5,218
                                                                       ------------
TOTAL -- GREECE
  (Cost $28,297,307)...................................                  23,261,790
                                                                       ------------

THAILAND -- (7.8%)
COMMON STOCKS -- (7.8%)

                                                            ------           ------
 Adkinson Securities Public Co., Ltd...................     1,169,000       293,461
 *Advance Agro Public Co., Ltd. (Foreign)..............     1,366,700       467,850
 *Amarin Plaza Public Co., Ltd. (Foreign)..............       125,200        16,001
 *American Standard Sanitaryware (Thailand) Public Co.
   Ltd. (Foreign)......................................         4,150        12,833
 *Aromatics (Thailand) Public Co., Ltd. (Foreign)......     5,334,000       389,534
 Ayudhya Insurance Public Co., Ltd. (Foreign)..........        13,000        27,443
 *Bangkok Expressway Public Co., Ltd. (Foreign)........     4,575,300       595,164
 *Bangkok Land Public Co., Ltd. (Foreign)..............     1,196,200        70,977
 *Bank of Ayudhya Public Co., Ltd. (Foreign)...........    12,208,000     1,476,600
 Banpu Public Co., Ltd. (Foreign)......................     1,122,000       480,105
 Berli Jucker Public Co., Ltd. (Foreign)...............     1,277,000       845,145
 *Big C Supercenter Public Co., Ltd. (Foreign).........     1,274,800       429,118
 Capital Nomura Securities Public Co., Ltd.
   (Foreign)...........................................       370,100       149,920
 Central Pattana Public Co., Ltd. (Foreign)............       395,000       236,630
 Central Plaza Hotel Public Co., Ltd. (Foreign)........       361,500        80,849
 *Ch Karnchang Public Co., Ltd. (Foreign)..............       750,700       192,735
 Charoen Pokphand Feedmill Public Co., Ltd.
   (Foreign)...........................................     1,185,494     1,102,477
 *DBS Thai Danu Bank Public Co., Ltd. (Foreign)........       258,000        48,870
 Eastern Water Resources Development & Management
   Public Co., Ltd. (Foreign)..........................       715,900       457,460
 *Hemaraj Land and Development Public Co., Ltd.
   (Foreign)...........................................       200,900        44,014
 International Cosmetics Public Co., Ltd. (Foreign)....       275,500       584,719
 *Italian-Thai Development Public Co., Ltd.
   (Foreign)...........................................     1,998,100       512,994
 *Jalaprathan Cement Public Co., Ltd...................       430,000       115,305
 *Jalaprathan Cement Public Co., Ltd. (Foreign)........       470,000       126,031
 *Jasmine International Public Co., Ltd. (Foreign).....     2,273,400       440,999
                                                            SHARES           VALUE+
                                                            ------           ------
 Kang Yong Electric Public Co., Ltd. (Foreign).........       236,200  $    366,548
 Laguna Resorts & Hotels Public Co., Ltd. (Foreign)....       545,800       214,865
 Lanna Lignite Public Co., Ltd. (Foreign)..............       187,900       158,661
 *Modernform Group Public Co., Ltd. (Foreign)..........        46,000         8,818
 Muramoto Electronic (Thailand) Public Co., Ltd.
   (Foreign)...........................................       134,300       235,999
 *National Finance and Securities Public Co., Ltd.
   (Foreign)...........................................     8,749,900     1,178,142
 National Petrochemical Public Co., Ltd................       241,000       156,749
 National Petrochemical Public Co., Ltd. (Foreign).....     1,769,600     1,150,966
 *Pacific Assets Public Co., Ltd. (Foreign)............       380,000        58,971
 *Padaeng Industry Public Co., Ltd (Foreign)...........     1,600,800       374,458
 *Phoenix Pulp and Paper Public Co., Ltd. (Foreign)....       171,400       132,994
 Pizza Public Co., Ltd. (Foreign)......................       110,000       111,711
 *Quality Houses Public Co., Ltd.......................     1,939,000       128,327
 *Quality Houses Public Co., Ltd. (Foreign)............     2,094,000       138,585
 Regional Container Lines Public Co., Ltd. (Foreign)...       695,000       448,070
 Saha Pathana Inter-Holding Public Co., Ltd.
   (Foreign)...........................................       331,600       408,649
 Saha Pathanapibul Public Co., Ltd. (Foreign)..........       136,700       162,224
 Saha-Union Public Co., Ltd. (Foreign).................     3,025,300       759,458
 *Sahaviriya Steel Industries Public Co., Ltd.
   (Foreign)...........................................     6,280,300       401,311
 *Samart Corp. Public Co., Ltd. (Foreign)..............       455,200       163,616
 *Siam City Cement Public Co., Ltd. (Foreign)..........       166,535       421,863
 *Siam Commercial Bank Public Co., Ltd. (Foreign)......     2,023,333       911,962
 Siam Food Products Public Co., Ltd. (Foreign).........       100,500        75,687
 *Siam Sanwa Industrial Credit Public Co., Ltd.
   (Foreign)...........................................     1,843,000       252,359
 *Sino-Thai Engineering and Construction Public Co.,
   Ltd. (Foreign)......................................        21,200         5,080
 *Standard Chartered Nakornthon Bank Public Co., Ltd.
   (Foreign)...........................................           839        63,186
 *TISCO Finance Public Co., Ltd. (Foreign).............     1,421,500       535,270
 *TPI Polene Public Co., Ltd. (Foreign)................     3,890,162       852,278
 *Thai Farmers Bank Public Co., Ltd. (Foreign).........     1,840,000       923,811
 *Thai Military Bank Public Co., Ltd. (Foreign)........     9,457,000     1,230,186
 *Thai Petrochemical Industry Public Co., Ltd.
   (Foreign)...........................................     1,621,700       136,935
 Thai Plastic and Chemicals Public Co., Ltd.
   (Foreign)...........................................        29,000        35,077
 *Thai Rayon Public Co., Ltd...........................        16,500        30,689

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Thai Rung Union Carbide Public Co., Ltd. (Foreign)....       430,900  $    290,096
 Thai Stanley Electric (Thailand) Public Co., Ltd.
   (Foreign)...........................................       418,300       214,789
 *Thai Telephone & Telecommunication Public Co., Ltd.
   (Foreign)...........................................       882,000        84,540
 Thai Union Frozen Products Public Co., Ltd.
   (Foreign)...........................................       500,000       547,714
 *Tuntex (Thailand) Public Co., Ltd. (Foreign).........     1,987,600       258,551
 *Vinythai Public Co., Ltd. (Foreign)..................     1,156,779       145,196
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $34,119,817)...................................                  22,971,625
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 Thailand Baht
   (Cost $103,775).....................................                     103,555
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Charoen Pokphand Feedmill Public Co., Ltd. (Foreign)
   Warrants 06/30/02...................................       351,747        26,490
 *Quality Houses Public Co., Ltd. (Foreign) Warrants
   04/19/03............................................     1,270,500        26,095
 *Siam Commercial Bank Public Co., Ltd. (Foreign)
   Warrants 06/22/04...................................           333            27
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                      52,612
                                                                       ------------
TOTAL -- THAILAND
  (Cost $34,223,592)...................................                  23,127,792
                                                                       ------------

TURKEY -- (7.8%)
COMMON STOCKS -- (7.8%)

                                                            ------           ------
 Akbank................................................   383,240,316     1,796,046
 Akcansa Cimento Sanayi ve Ticaret A.S.................    23,360,000       270,269
 Aksa..................................................    19,303,775       289,776
 Alarko Sanayii ve Ticaret A.S.........................     1,716,999        98,069
 Alternatifbank A.S....................................    60,748,665        72,954
 *Altinyildiz Mensucat ve Konfeksiyan Fabrikalari
   A.S.................................................     2,607,000        45,816
 *Anadolu Anonim Turk Sigorta Sirketi..................    19,500,000        92,814
 *Anadolu Efes Biracilik ve Malt Sanayi A.S............       754,213        38,107
 Anadolu Gida Sanayi A.S...............................     4,200,000        55,974
 *Anadolu Isuzu Otomotiv Sanayi ve Ticaret A.S. Series
   C...................................................     3,811,000       184,183
 Aygaz.................................................    24,837,120       754,772
 BSH Profilo Elektrikli Gerecler Sanayii A.S...........    10,629,542       365,830
 Bagfas Bandirma Gubre Fabrik..........................     1,228,000        28,775
 Bati Cimento A.S......................................     4,666,664        62,193
 *Bekoteknik Sanayi A.S................................    17,665,957       147,472
 *Bolu Cimento Sanayi A.S..............................    32,223,061       106,181
 Bossa Ticaret ve Sanayi Isletmeleri A.S...............    19,422,000        51,910
 Brisa Bridgestone Sanbanci Lastik San & Tic A.S.......     9,261,000       372,981
 CIMSA A.S. (Cimento Sanayi ve Ticaret)................    18,720,000       233,035
 Cimentas A.S..........................................    10,111,080       140,675
 *Dardanel Onentas.....................................    16,183,440        24,886
 *Doktas...............................................     9,600,000        49,208
 *Eczacibasi Ilac......................................    15,126,480       199,378
                                                            SHARES           VALUE+
                                                            ------           ------
 *Eczacibasi Yapi Gere.................................     3,250,000  $     70,206
 *Eregli Demir ve Celik Fabrikalari Turk A.S...........    62,669,500     1,216,098
 *Es Kisehir Bankasi Esbank............................    20,109,361             0
 *Finansbank...........................................   156,226,740       263,117
 Goltas Cimento........................................     3,884,000        34,129
 *Good Year Lastikleri A.S.............................    14,759,718       207,513
 Gubre Fabrikalari Ticaret A.S.........................     3,249,000        33,308
 *Gunes Sigorta A.S....................................     9,210,000        64,744
 *Hurriyet Gazette.....................................    80,844,945       591,997
 *Ihlas Finans Kurumu..................................    13,500,000        40,036
 *Ihlas Holding........................................    11,752,000        94,661
 *Izmir Demir Celik....................................    79,947,541        84,301
 Kartonsan.............................................     1,000,000        41,739
 Kordsa Kord Bezi Sanayi ve Ticaret A.S................    20,730,000       273,236
 *Medya Holdings A.S. Series C.........................    33,508,000       338,605
 *Milliyet Gazetecilik A.S.............................    26,634,000        81,913
 *Milpa Ticari ve Sinai Urunler Pazarlama..............    12,316,800        73,957
 *Net Holding A.S......................................    18,199,687        30,652
 *Net Turizm...........................................    13,387,500        29,409
 Netas Northern Electric Telekomunikasyon A.S..........     6,718,400       590,355
 *Otosan Otomobil A.S..................................    17,950,000       762,358
 Pinar Entegre et ve Yem Sanayii A.S...................     4,777,000        25,186
 Pinar Su Sanayi ve Ticaret A.S........................     6,715,500        53,109
 *Raks Elektroniks A.S.................................     5,859,000        22,310
 *Sabah Yayincilik A.S.................................    31,938,000       177,741
 Sarkuysan Elektrolitik Bakir Sanayi A.S...............     4,313,931        64,758
 *Sasa Suni ve Sentetik Elyat Sanayi A.S...............    19,467,000       399,138
 Sistemieri Sanayi ve Ticaret A.S......................        31,000        35,866
 T. Tuborg Bira ve Malt Sanayi A.S.....................     4,687,500        24,714
 Tat Konserve..........................................     7,777,766        63,788
 *Tekstil Bankasi A.S..................................    43,159,956        58,152
 Ticaret ve Sanayi A.S.................................     5,850,000        41,981
 Tire Kutsan Oluklu Mukavvakutu ve Kagit Sanayi A.S....     3,592,500        29,989
 *Tofas Turk Otomobil Fabrikasi A.S....................    82,554,589       725,419
 Trakya Cam Sanayii A.S................................    63,246,814       555,759
 *Turk Demir Dokum.....................................    18,599,884       147,096
 *Turk Dis Ticaret Bankasi A.S.........................   107,900,000       158,022
 Turk Siemens Kablo ve Elektrik Sanayi A.S.............     3,780,000        88,574
 *Turk Sise ve Cam Fabrikalari A.S.....................    90,747,050       651,216
 Turkiye Is Bankasi A.S. Series C......................   431,200,000     5,430,922
 USAS (Ucak Servisi A.S.)..............................        30,000        36,027
 *Unye Cimento Sanayi ve Ticaret A.S...................     5,609,474        20,949
 *Uzel Makina Sanayi A.S...............................    18,009,000       166,160
 *Yapi ve Kredi Bankasi A.S............................   693,385,623     3,655,743
 Yasas A.S.............................................     3,053,750        18,336
 Yatak ve Vorgan Sanayi ve Ticaret Yatas...............     2,620,800        22,645
                                                                       ------------
TOTAL -- TURKEY
  (Cost $12,594,101)...................................                  23,077,238
                                                                       ------------

SOUTH KOREA -- (7.6%)
COMMON STOCKS -- (7.6%)

                                                            ------           ------
 *A-Nam Industrial Co., Ltd............................        24,159        97,395
 *Asia Banking Corp. Seoul, Korea......................        18,830         2,246
 Asia Cement Manufacturing Co., Ltd....................         5,730        38,044

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 BYC Co., Ltd..........................................           810  $     29,589
 Boo Kook Securities Co., Ltd..........................        17,385        67,225
 Boram Securities Co., Ltd.............................        25,025        86,474
 Cheil Industrial, Inc.................................        65,114       277,501
 *Cho Kwang Leather Co., Ltd...........................         4,860        13,195
 *Choil Aluminium Mfg. Co., Ltd........................         5,770        15,808
 Chon Bang Co., Ltd....................................         2,520        41,673
 *Choongnam Spinning Co., Ltd..........................         3,573         8,554
 *Chosun Refractories Co., Ltd.........................         3,320        21,579
 *Dae Chang Industrial Co..............................         6,170        19,290
 *Dae Dong Industrial Co., Ltd.........................         3,930        18,559
 *Daegu Bank Co., Ltd..................................       148,102       232,731
 Daehan Flour Mills Co., Ltd...........................         1,045        30,581
 Daehan Synthetic Fiber Co., Ltd.......................         2,000        41,137
 *Daelim Industrial Co., Ltd...........................        44,130       178,632
 Daesung Industrial Co., Ltd...........................         4,820        71,381
 *Daewoo Electronic Components Co., Ltd................        11,310        24,938
 *Daewoo Electronics Co., Ltd..........................        85,420        31,977
 *Daewoo Motor Sales Corp..............................        27,520        32,378
 *Daewoo Securities Co., Ltd...........................        86,025       357,418
 *Daewoo Telecom Co., Ltd..............................        14,765        18,039
 Daewoong Pharmaceutical Co., Ltd......................         9,501        73,869
 *Dai Han Paint & Ink Manufacturing Co., Ltd...........         2,150        23,084
 Daishin Securities Co., Ltd...........................        55,991       305,416
 *Dogwon Best Food Co., Ltd............................         2,817             0
 Dong Ah Tire Industrial Co., Ltd......................         2,160        41,318
 *Dong IL Rubber Belt Co., Ltd.........................           970        26,096
 Dong Wha Pharmaceutical Industries Co.................         5,017        30,627
 Dongbu Steel Co., Ltd.................................        21,798        39,096
 Dong-Il Corp..........................................         4,205        52,932
 *Dongkook Industries Co., Ltd.........................         1,620        36,786
 Dongkuk Steel Mill Co., Ltd...........................       105,352       183,322
 *Dongsung Chemical Industries.........................         3,770        23,263
 *Dongwon Industries Co., Ltd..........................         4,163        22,331
 Dongwon Securities Co., Ltd...........................        84,294       321,445
 *Doosan Construction & Engineering Co., Ltd...........        38,801        54,269
 *Global and Yuasa Battery.............................        11,600        17,179
 *HS R&A Co., Ltd......................................         4,980        26,222
 *Han Dok Pharmaceuticals Co., Ltd.....................         1,090        23,496
 *Han Wha Energy Co., Ltd..............................        22,910        21,959
 Hana Bank.............................................        17,632        90,665
 Hanil Cement Manufacturing Co., Ltd...................         9,505       104,789
 *Hanil Iron & Steel Co., Ltd..........................         2,700        17,105
 Hanil Securities Co., Ltd.............................        46,583        81,250
 Hanjin Shipping Co., Ltd..............................        74,836       199,795
 Hanjin Transportation Co., Ltd........................         8,950        49,335
 *Hankook Caprolactam Corp.............................        10,300        40,676
 *Hankook Core Co., Ltd................................         6,600        18,408
 Hankook Cosmetics.....................................        30,000        31,223
 Hankook Tire Manufacturing Co., Ltd...................       136,030       223,833
 Hankuk Glass Industries, Inc..........................         9,980       135,480
 *Hankuk Paper Manufacturing Co., Ltd..................         3,100        19,435
 Hansol Chemical Co., Ltd..............................        12,467        29,130
 Hansol Paper Co., Ltd.................................        45,534       133,366
 *Hansol Telecom Co., Ltd..............................         5,430        33,953
 *Hanwha Chemical Corp.................................        81,210       144,319
 Hanwha Securities Co., Ltd............................        19,500        39,306
 *Heesung Cable, Ltd...................................         3,660        13,701
                                                            SHARES           VALUE+
                                                            ------           ------
 Hite Brewery Co., Ltd.................................        14,090  $    440,509
 *Hotel Shilla, Ltd....................................        29,360       105,801
 *Hwa Sung Industrial Co...............................         8,300        16,491
 Hyundai Cement Co., Ltd...............................         5,185        15,059
 Hyundai Corp..........................................        53,540        53,300
 Hyundai Department Store Co., Ltd.....................        25,910       136,429
 *Hyundai Engineering & Construction Co., Ltd..........       174,893       235,981
 Hyundai Fire & Marine Insurance Co., Ltd..............         7,420        32,050
 *Hyundai Heavy Industries Co., Ltd....................        35,640       542,463
 *Hyundai Merchant Marine Co., Ltd.....................        68,000       163,362
 Hyundai Mipo Dockyard Co., Ltd........................        12,110        46,130
 *Hyundai Mobis........................................        74,180       263,652
 Hyundai Motor Co., Ltd................................        61,930       662,376
 *Hyundai Pipe Co., Ltd................................        83,740       217,711
 ISU Chemical Co., Ltd.................................         8,990        43,269
 Il Shin Spinning......................................         1,990        65,162
 Il Yang Pharmaceutical Co., Ltd.......................         6,107        24,318
 *Iljin Corp...........................................        18,000        39,985
 Inchon Iron & Steel Co., Ltd..........................        90,950       159,383
 *Jinro, Ltd...........................................        12,210        23,909
 KEC Corp..............................................         5,428        61,628
 Kolon Industries, Inc.................................        21,199        57,381
 Kolon International Corp..............................        27,215        44,782
 Kookmin Bank..........................................       151,206     1,685,655
 Korea Cast Iron Pipe Co., Ltd.........................        12,400        18,976
 *Korea Exchange Bank..................................       622,136       778,017
 Korea First Bank Securities...........................        23,720        71,133
 *Korea Industrial Leasing Co., Ltd....................        11,973        13,003
 Korea Iron & Steel Co., Ltd...........................        10,440        34,357
 Korea Iron & Steel Works Co., Ltd.....................           840        63,166
 Korea Komho Petrochemical.............................        36,510        76,597
 *Korea Line Corp......................................         9,110        21,923
 *Korea Merchant Banking Co............................        17,726         2,625
 *Korea Polyol Co., Ltd................................         4,320        60,066
 Korea Zinc Co., Ltd...................................        17,730       160,458
 Korean Air............................................       111,258       530,908
 *Korean French Banking Corp...........................        13,000        21,926
 Korean Reinsurance Co., Ltd...........................         8,580        46,802
 *Kumho Chemicals, Inc.................................         4,820        10,786
 Kumho Industrial Co., Ltd.............................        47,568        65,553
 *Kwangju Bank.........................................        84,658        55,024
 *Kyong Nam Bank.......................................        67,560        44,745
 *Kyungbang Co., Ltd...................................         1,490        30,647
 LG Construction, Ltd..................................        65,802       200,851
 LG International Corp.................................        72,934       152,114
 LG Securities Co., Ltd................................        10,397        54,318
 *Lotte Chilsung Beverage Co., Ltd.....................         1,160       138,384
 Lotte Confectionary Co., Ltd..........................         1,170       101,073
 *Lotte Sam Kang Co., Ltd..............................           780        17,648
 Namhae Chemical Corp..................................        55,000        75,568
 Nong Shim Co., Ltd....................................         7,275       285,504
 Oriental Chemical Industries Co., Ltd.................        16,840        98,231
 Oriental Fire & Marine Insurance Co., Ltd.............         8,060        21,883
 *Orion Electric Co., Ltd..............................        30,153        25,056
 *Ottogi Corporation...................................         3,230        33,749
 Pacific Chemical Co., Ltd.............................         7,050       185,609
 Poong San Corp........................................        27,550       140,758
 *Pusan Bank...........................................        78,882       119,414
 Regent Securities Co., Ltd............................        57,700        52,219
 *Rocket Electric......................................         3,460        16,311

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 S-Oil Corp............................................        52,910  $  1,157,923
 SK Corp., Ltd.........................................       176,062     1,687,531
 Sam Yang Corp.........................................         8,520        56,779
 *Sam Yung Trading Co., Ltd............................        13,840        22,773
 *Samhwa Crown and Closure Co., Ltd....................         3,100        19,001
 Sampyo Foods..........................................         3,610        13,588
 *Samsung Climate Control Co., Ltd.....................         7,500        23,325
 *Samsung Corp.........................................        93,740       451,171
 Samsung Fine Chemicals................................        19,300       150,849
 Samwhan Corp. Co., Ltd................................         9,100        16,284
 Samyang Genex Co., Ltd................................         2,700        58,422
 *Samyang Tong Sang Co., Ltd...........................         2,820        38,050
 *Samyoung Chemical Co., Ltd...........................         2,820        17,865
 *Se Poong Corp........................................         2,043         1,849
 Seah Steel Corp.......................................         8,840        52,802
 *Shin Dong-Ah Fire & Marine Insurance Co..............         5,520        14,987
 Shin Han Securities Co., Ltd..........................        13,340        31,005
 Shin Heung Securities Co., Ltd........................         9,130        21,183
 Shin Young Securities Co., Ltd........................        13,880       131,325
 Shin Young Wacoal, Inc................................           210         6,764
 Shinhan Bank Co., Ltd.................................       249,744     2,291,027
 *Shinmoorim Paper Manufacturing Co., Ltd..............        17,400        38,652
 Shinsegae Department Store............................        16,800       718,742
 *Song Woun Industries Co., Ltd........................         1,500        25,114
 *Ssangyong Cement Industry Co., Ltd...................       144,832       109,626
 *Ssangyong Heavy Industy Co., Ltd.....................         9,469        15,971
 *Ssangyong Motor Co...................................        65,040        46,019
 Sunkyong Industries, Ltd..............................        13,280        54,848
 Sunkyong, Ltd.........................................        79,438       494,749
 Tae Kwang Industrial Co., Ltd.........................         1,040       207,922
 *Taegu Department Store Co., Ltd......................         5,400        16,127
 Tai Han Electric Wire Co..............................        20,634       111,195
 *Tai Lim Packaging Industries Co., Ltd................         4,380        12,252
 Taihan Sugar Industrial Co., Ltd......................         3,881        36,241
 Tong Yang Cement Corp.................................        24,960        31,830
 *Tong Yang Mool San Co., Ltd..........................         4,560        19,021
 Tong Yang Securities Co., Ltd.........................        31,133        49,179
 *Tongkook Corp........................................         3,794         6,399
 Tongyang Confectionery Co.............................         3,432        65,226
 Tongyang Investment Bank..............................        42,959        39,408
 Trigem Computer, Inc..................................        39,978       233,528
 Union Steel Manufacturing Co., Ltd....................         3,000       138,220
 Youngone Corporation..................................        31,600        36,008
 *Youngpoong Corp......................................         1,580        66,426
 Yuhan Corp............................................         4,070       125,239
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $29,139,353)...................................                  22,409,456
                                                                       ------------
RIGHTS/WARRANTS -- (0.0%)
 *Korean French Banking Corp Rights
   12/15/00............................................         8,037             0
 *Shin Dong-Ah Fire & Marine Insurance Co. Rights
   12/22/00............................................         5,740             0
                                                                       ------------
TOTAL RIGHTS/WARRANTS
  (Cost $0)............................................                           0
                                                                       ------------
TOTAL -- SOUTH KOREA
  (Cost $29,139,353)...................................                  22,409,456
                                                                       ------------

ARGENTINA -- (5.7%)
                                                            SHARES           VALUE+
                                                            ------           ------
COMMON STOCKS -- (5.7%)
 *Acindar Industria Argentina de Aceros SA Series B....     1,261,067  $    964,919
 *Alpargatas SA Industrial y Comercial.................         6,363             0
 *Atanor Cia Nacional para la Industria Quimica SA
   Series D............................................       308,971       265,771
 *Banco del Sud Sociedad Anonima Series B..............       310,563       385,179
 *Banco Suquia SA......................................       327,868       380,407
 *Capex SA Series A....................................       131,575       671,173
 *Celulosa Argentina SA Series B.......................        21,687         3,471
 Central Costanera SA Series B.........................       261,000       355,034
 *Central Puerto SA Series B...........................       161,000       162,644
 Cresud SA Comercial Industrial Financiera y
   Agropecuaria........................................       504,615       413,871
 DYCASA SA (Dragados y Construcciones Argentina) Series
   B...................................................        55,000        74,266
 *Garovaglio y Zorraquin SA............................        65,800        21,719
 *Grupo Financiero Galicia SA Series B.................       836,935     1,163,584
 *IRSA Inversiones y Representaciones SA...............       693,995     1,186,982
 *Juan Minetti SA......................................       286,573       361,158
 Ledesma S.A.A.I.......................................       460,539       244,137
 Metrogas SA Series B..................................       176,000       142,590
 *Molinos Rio de la Plata SA Series B..................       307,214       497,791
 *Polledo SA Industrial y Constructora y Financiera....        50,000        28,506
 *Renault Argentina SA.................................     1,105,834       530,912
 Siderar SAIC Series A.................................       192,181       451,720
 Siderca SA Series A...................................     3,100,532     6,264,390
 *Sociedad Comercial del Plata.........................     1,841,410       143,660
 *Sol Petroleo SA......................................       173,000        32,877
 *Solvay Indupa S.A.I.C................................     1,334,322       652,620
 Telecom Argentina Stet-France SA Series B.............       476,600     1,411,033
                                                                       ------------
TOTAL -- ARGENTINA
  (Cost $18,024,106)...................................                  16,810,414
                                                                       ------------
INDONESIA -- (5.7%)
COMMON STOCKS -- (5.7%)
 *PT Bank Pan Indonesia TBK............................    42,070,000     1,103,080
 PT Apac Centretex Corporation Tbk.....................       774,000        40,589
 PT Asahimas Flat Glass Co., Ltd.......................     2,197,500       149,809
 PT Astra Agro Lestari Tbk.............................     7,751,500       812,981
 *PT Astra International Tbk...........................     2,188,800       522,254
 PT Bank Nisp Tbk......................................    10,015,000       315,113
 PT Berlian Laju Tanker Tbk............................     3,470,100       391,242
 *PT Bimantara Citra...................................     7,530,000       730,519
 *PT Branta Mulia Tbk..................................       180,000        13,215
 *PT Budi Acid Jaya Tbk................................     6,410,000       289,082
 PT Charoen Pokphand Tbk...............................     1,127,500       304,501
 *PT Ciputra Development Tbk...........................     6,561,800        99,790
 PT Dankos Laboratories................................       661,500        43,361
 *PT Dynaplast Tbk.....................................     2,223,000       215,663
 *PT Eterindo Wahanatama Tbk...........................     4,599,000       265,290
 PT Ever Shine Textile.................................     1,437,643       143,242
 *PT Gajah Tunggal Tbk.................................     1,488,000        60,084
 *PT Great River International.........................       745,000        48,835
 PT Hanjaya Mandala Sampoerna Tbk......................       910,000     1,340,949
 *PT Hero Supermarket Tbk..............................       220,000        25,958
 *PT Indah Kiat Pulp & Paper Corp......................    10,295,196       917,800
 *PT Indocement Tunggal Prakarsa.......................       166,000        26,550

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 *PT Indofood Sukses Makmur Tbk........................       211,650  $     18,313
 PT Indorama Synthetics Tbk............................     3,107,320       260,718
 *PT International Nickel Indonesia Tbk................       289,000       242,484
 *PT Jakarta International Hotel and Development Tbk...     4,583,000       242,737
 PT Jaya Real Property.................................     2,232,000       128,751
 PT Kalbe Farma Tbk....................................     3,850,240       145,373
 PT Karwell Indonesia..................................     1,466,500        92,284
 PT Komatsu Indonesia Tbk..............................     2,091,000       257,683
 PT Lautan Luas Tbk....................................     5,614,000       256,127
 *PT Lippo Land Development Tbk........................       386,400        10,131
 PT Makindo Tbk........................................     1,450,000       596,901
 PT Matahari Putra Prima Tbk Foreign...................    12,852,500       808,786
 *PT Mayorah Indah.....................................     5,680,572       357,469
 PT Medco Energi International Tbk.....................       547,500        57,422
 PT Modern Photo Tbk...................................     1,266,500       142,793
 *PT Mulia Industrindo.................................     5,260,000       206,877
 *PT Mutlipolar Corporation Tbk........................     3,195,000       135,713
 PT Pabrik Kertas Tjiwi Kimia Tbk......................     6,342,000       448,978
 *PT Panasia Indosyntec Tbk............................       403,200        22,201
 *PT Panin Insurance Tbk...............................    13,543,000       269,875
 PT Sari Husada Tbk....................................        36,480        17,217
 PT Selamat Sempurna Tbk...............................     1,687,000       367,137
 *PT Semen Cibinong Tbk................................       743,400        33,916
 PT Semen Gresik.......................................     2,858,091     1,768,572
 PT Sinar Mas Agro Resources and Technology Tbk........     1,431,000       405,227
 PT Sunson Textile Manufacturer Tbk....................     6,012,000       315,271
 PT Suparma Tbk........................................       676,845         9,228
 *PT Surya Dumai Industri Tbk..........................     5,145,000       142,997
 PT Surya Toto Indonesia...............................        46,400        26,279
 PT Tigaraksa Satria Tbk...............................        68,400        21,521
 PT Timah Tbk..........................................     3,741,000       588,537
 PT Tunas Ridean Tbk...................................     2,162,000       255,095
 PT Ultrajaya Milk Industry & Trading Co...............     1,829,000       215,805
 PT Unggul Indah Corp. Tbk.............................       376,570        43,938
                                                                       ------------
TOTAL -- INDONESIA
  (Cost $29,153,447)...................................                  16,772,263
                                                                       ------------
CHILE -- (5.6%)
COMMON STOCKS -- (5.6%)
 Banco de Credito e Inversiones SA Series A............        53,304       324,142
 Banmedica SA..........................................       347,000        67,235
 *Banvida SA...........................................       347,000        20,411
 CAP SA (Compania de Aceros del Pacifico)..............       100,000       144,975
 COPEC (Cia de Petroleos de Chile).....................       757,488     2,706,112
 CTI SA (Cia Tecno Industrial).........................     4,900,000        83,923
 Cervecerias Unidas SA.................................       143,000       562,817
 Chilectra Generacion SA...............................     9,919,986     2,282,510
 Chilectra SA..........................................       225,611       858,683
 Consumidores de Gas de Santiago SA....................       103,000       427,660
 *Empresa Nacional de Electricidad SA..................     2,009,503       723,106
 Empresa Nacional de Telecomunicaciones SA.............        49,000       406,900
 Empresas Iansa SA.....................................     3,125,356       121,656
 *Enersis SA...........................................     2,507,242       869,682
 Forestal Terranova SA.................................       147,795        67,757
 *Industrias Forestales Inforsa SA.....................     1,057,365       100,609
 Invercap SA...........................................       100,000        40,655
                                                            SHARES           VALUE+
                                                            ------           ------
 Laboratorio Chile SA..................................       271,069  $    215,719
 *Madeco Manufacturera de Cobre SA.....................       694,560       342,456
 Maderas y Sinteticos SA...............................     1,295,762       553,697
 Manufacturera de Papeles y Cartones SA................       216,901     2,138,879
 Minera Valparaiso SA..................................         7,500        36,849
 Sociedad Industrial Pizarreno SA......................        63,000        50,136
 Sociedad Quimica y Minera de Chile SA Series A........        43,364        96,026
 Sociedad Quimica y Minera de Chile SA Series B........       527,090       971,145
 Sud Americana de Vapores SA...........................       410,000       202,152
 *Telecomunicaciones de Chile SA Series A..............       200,000       717,956
 *Telecomunicaciones de Chile SA Series B..............       352,166     1,108,840
 Vina de Concha y Toro SA..............................       350,000       263,092
 Vina Sta Carolina SA Series A.........................       163,489        28,284
 Vina Sta Carolina SA Series B.........................        41,411         5,767
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $16,702,964)...................................                  16,539,831
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Chilean Pesos (Cost $3,611)..........................                       3,592
                                                                       ------------

TOTAL -- CHILE
  (Cost $16,706,575)...................................                  16,543,423
                                                                       ------------
PHILIPPINES -- (5.5%)
COMMON STOCKS -- (5.5%)
 Aboitiz Equity Ventures, Inc..........................     5,782,000       146,812
 Alaska Milk Corp......................................     7,953,000       317,329
 *Alsons Consolidated Resources, Inc...................    16,904,000       180,542
 *Anglo Philippine Holdings Corp.......................     4,890,000        49,271
 *Bacnotan Consolidated Industries, Inc................     1,696,970       444,561
 Bank of the Philippine Island.........................       746,046       804,329
 *Belle Corp...........................................    41,361,000       650,129
 *Cebu Holdings, Inc...................................     7,763,250        86,044
 Cosmos Bottling Corp..................................    10,922,000       523,834
 *Digital Telecommunications (Philippines), Inc........    65,200,000       564,976
 *Fil-Estate Land, Inc.................................     3,196,340        15,137
 *Filinvest Development Corp...........................     5,283,500        77,725
 *Filinvest Land, Inc..................................    44,684,000     1,080,557
 *First E-Bank Corporation.............................       409,000        20,358
 *Guoco Holdings (Philippines), Inc....................    15,000,000        58,944
 *International Container Terminal Services, Inc.......    24,287,000       352,388
 Kepphil Shipyard, Inc.................................     9,725,165       146,985
 *Kuok Philippine Properties, Inc......................     5,300,000        14,953
 *Megaworld Properties & Holdings, Inc.................    86,325,000     1,391,685
 *Metro Pacific Corp...................................   167,120,000     1,953,308
 *Metropolitan Bank & Trust Co.........................        69,804       239,135
 *Mondragon International Philippines, Inc.............     2,464,000        37,737
 *Petron Corp..........................................    15,160,000       317,722
 *Philippine National Bank.............................     1,349,000     1,046,615
 *Philippine National Construction Corp................       398,900        73,151
 *Philippine Realty & Holdings Corp....................    20,930,000        54,831
 *Philippine Savings Bank..............................     1,095,390       662,223
 *Pryce Properties Corp................................     4,330,000        52,791
 RFM Corp..............................................     2,488,200        50,142

DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

CONTINUED

                                                            SHARES           VALUE+
                                                            ------           ------
 Robinson's Land Corp. Series B........................    16,019,000  $    677,905
 SM Development Corp...................................    21,996,400       341,316
 *Security Bank Corp...................................     2,713,200     1,332,725
 *Solid Group, Inc.....................................    19,668,000       210,063
 *Soriano (A.) Corp....................................    20,195,000        95,637
 *Southeast Asia Cement Holdings, Inc..................    42,885,880       241,984
 Union Bank of the Philippines.........................       387,100       191,119
 *Union Cement Corp....................................     5,501,230        77,602
 Universal Robina Corp.................................    13,703,000     1,187,404
 *Urban Bank, Inc......................................        14,950             0
 *William, Gothong & Aboitiz, Inc......................    10,114,000       370,944
                                                                       ------------
TOTAL -- PHILIPPINES
  (Cost $30,383,018)...................................                  16,140,913
                                                                       ------------
POLAND -- (3.7%)
COMMON STOCKS -- (3.7%)
 *Amica Wronki SA......................................        32,323       248,578
 Bank Slaski SA........................................        33,449     1,677,632
 *Big Bank Gdanski SA..................................       164,555       209,082
 *Debica SA............................................       178,183     1,358,387
 *Frantschach Swiecie SA...............................        53,000       217,973
 *Huta Ferrum SA.......................................        39,632       167,854
 Impexmetal SA.........................................        35,725       216,607
 *Kredyt Bank SA.......................................        67,718       233,974
 *Kutnowskie Zaklady Farmaceutyczne Polfa SA...........        10,925       154,642
 *Lentex SA............................................        36,530       203,573
 Mostostal Export SA...................................       654,595       700,398
 *Mostostal Warszawa SA................................        46,235       112,338
 Mostostal Zabrze Holding SA...........................       140,376       306,655
 *Okocimskie Zaklady Piwowarskie SA....................       266,014       753,077
 *Orbis SA.............................................        89,633       503,500
 Polifarb Cieszyn Wroclaw SA...........................       663,192       783,513
 Powszechny Bank Kredytowy SA..........................        18,101       376,053
 Przedsiebiorstwo Farmaceutyczne JELFA SA..............        99,415       733,518
 Raciborska Fabryka Kotlow SA..........................       245,118       346,961
 *Sokolowskie Zaklady Miesne SA........................       640,373       289,774
 *Stalexport SA........................................       187,618       836,441
 Stomil Olsztyn SA.....................................        17,630       103,750
 *Zaklady Metali Lekkich Kety SA.......................        61,870       482,702
                                                                       ------------
TOTAL COMMON STOCKS
  (Cost $12,609,627)...................................                  11,016,982
                                                                       ------------
INVESTMENT IN CURRENCY -- (0.0%)
 *Poland Zloty
   (Cost $20,485)......................................                      20,423
                                                                       ------------
TOTAL -- POLAND
  (Cost $12,630,112)...................................                  11,037,405
                                                                       ------------
                                                            SHARES           VALUE+
                                                            ------           ------

HUNGARY -- (3.0%)
COMMON STOCKS -- (3.0%)
 *Fotex First Hungarian-American Photo Service Co......     1,450,507  $  1,291,482
 *Graboplast Textil Es Muborgyarto RT..................       163,906     1,303,195
 *Human Serum Production & Medicine Manufacturing
   Co..................................................        10,000        67,352
 Magyar Olay-Es Gazipari RT............................       115,932     1,523,570
 *Mezogazdasagi Gepgyarto Reszvenytarsasag (Mezogep)...        36,748       223,360
 *Pannonplast P.L.C....................................        21,983       289,621
 *Pick Szeged RT.......................................        56,609     1,208,921
 *Primagaz Hungaria Co., Ltd...........................        49,156       226,102
 *Raba Hungarian Railway Carriage & Machine Works......        74,035       584,994
 *Skala Coop RT Series T...............................        39,065        77,008
 *Tiszai Vegyi Kombinat RT.............................       101,688     1,553,556
 *Zalakeramia, Ltd.....................................        95,009       717,946
                                                                       ------------
TOTAL -- HUNGARY
  (Cost $10,429,702)...................................                   9,067,107
                                                                       ------------
PORTUGAL -- (0.1%)
COMMON STOCKS -- (0.1%)
 Salvador Caetano Industrias Metalurgicas e Veiculos de
   Transporte SA
   (Cost $257,022).....................................        15,868       183,851
                                                                       ------------
EMU -- (0.0%)
INVESTMENT IN CURRENCY -- (0.0%)
 *Euro Currency
   (Cost $8,127).......................................                       8,248
                                                                       ------------

TEMPORARY CASH INVESTMENTS -- (2.8%)
                                                             FACE
                                                            AMOUNT           VALUE+
                                                            ------           ------
                                                            (000)
 Repurchase Agreement, Chase Manhatten Bank N.A. 6.25%,
   12/01/2000 (Collateralized by U.S. Treasury Notes
   10.75%, 08/15/05, valued at $8,291,250) to be
   repurchased at $8,127,411.
   (Cost $8,126,000)...................................  $      8,126     8,126,000
                                                                       ------------
TOTAL INVESTMENTS - (100.0%)(Cost $313,988,696)++......                $295,334,795
                                                                       ============

--------------------------------------------------------------------------------
   +  See Note B to Financial Statements.
   *  Non-Income Producing Securities
  ++  The cost for federal income tax purposes is $318,816,480.

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENT OF ASSETS AND LIABILITIES

                               NOVEMBER 30, 2000
                  (AMOUNTS IN THOUSANDS, EXCEPT SHARE AMOUNTS)

ASSETS:
Investments at Value (Cost of $313,989).....................  $295,335
Cash........................................................        86
Receivables:
  Dividends and Interest....................................       380
  Investment Securities Sold................................     1,369
  Fund Shares Sold..........................................        44
Other Assets................................................         4
                                                              --------
    Total Assets............................................   297,218
                                                              --------
LIABILITIES:
Payable for Investment Securities Purchased.................       981
Deferred Chilean Repatriation Tax...........................       630
Accrued Expenses and Other Liabilities......................       331
                                                              --------
    Total Liabilities.......................................     1,942
                                                              --------
NET ASSETS applicable to 20,881,685 shares outstanding $.01
  par value shares (Authorized 200,000,000 shares)..........  $295,276
                                                              ========
NET ASSET VALUE AND REDEMPTION PRICE PER SHARE..............  $  14.14
                                                              ========
PUBLIC OFFERING PRICE PER SHARE.............................  $  14.21
                                                              ========
NET ASSETS CONSIST OF:
Paid-in Capital.............................................  $298,004
Accumulated Net Investment Loss.............................    (1,041)
Undistributed Net Realized Gain.............................    17,660
Accumulated Net Realized Foreign Exchange Loss..............      (799)
Unrealized Net Foreign Exchange Gain........................       106
Unrealized Depreciation of Investment Securities and Foreign
  Currency..................................................   (18,654)
                                                              --------
    Total Net Assets........................................  $295,276
                                                              ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                            STATEMENT OF OPERATIONS

                      FOR THE YEAR ENDED NOVEMBER 30, 2000
                             (AMOUNTS IN THOUSANDS)

INVESTMENT INCOME
  Dividends (Net of Foreign Taxes Withheld of $1,143).......   $   6,386
  Interest..................................................       1,067
                                                               ---------
      Total Investment Income...............................       7,453
                                                               ---------
EXPENSES
  Investment Advisory Services..............................         372
  Accounting & Transfer Agent Fees..........................         413
  Custodian Fees............................................       1,118
  Legal Fees................................................          20
  Audit Fees................................................          13
  Shareholders' Reports.....................................          36
  Directors' Fees and Expenses..............................           5
  Other.....................................................          45
                                                               ---------
      Total Expenses........................................       2,022
                                                               ---------
  NET INVESTMENT INCOME.....................................       5,431
                                                               ---------

NET REALIZED AND UNREALIZED GAIN (LOSS) ON INVESTMENT
 SECURITIES AND FOREIGN CURRENCY
  Net Realized Gain on Investment Securities Sold...........      20,001
  Net Realized Loss on Foreign Currency Transactions........        (799)
  Change in Unrealized Appreciation (Depreciation) of:
    Investment Securities and Foreign Currency..............    (138,116)
    Translation of Foreign Currency Denominated Amounts.....         (14)
                                                               ---------

  NET LOSS ON INVESTMENT SECURITIES AND FOREIGN CURRENCY....    (118,928)
                                                               ---------

NET DECREASE IN NET ASSETS RESULTING FROM OPERATIONS........   $(113,497)
                                                               =========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                      STATEMENTS OF CHANGES IN NET ASSETS
                             (AMOUNTS IN THOUSANDS)

                                                                 YEAR        YEAR
                                                                ENDED        ENDED
                                                               NOV. 30,    NOV. 30,
                                                                 2000        1999
                                                              ----------   ---------
INCREASE (DECREASE) IN NET ASSETS
Operations:
  Net Investment Income.....................................  $   5,431    $  4,309
  Net Realized Gain on Investment Securities Sold...........     20,001      17,622
  Net Realized Loss on Foreign Currency Transactions........       (799)       (556)
  Change in Unrealized Appreciation (Depreciation) of:
      Investment Securities and Foreign Currency............   (138,116)    126,134
      Translation of Foreign Currency Denominated Amounts...        (14)        112
                                                              ---------    --------
  Net Increase (Decrease) in Net Assets Resulting from
    Operations..............................................   (113,497)    147,621
                                                              ---------    --------
Distributions From:
  Net Investment Income.....................................     (4,515)     (4,086)
  Net Realized Gain.........................................    (17,724)    (32,605)
                                                              ---------    --------
      Total Distributions...................................    (22,239)    (36,691)
                                                              ---------    --------

Capital Share Transactions (1):
  Capital Shares Issued.....................................     53,845      22,060
  Shares Issued in Lieu of Cash Distributions...............     22,239      36,691
  Capital Shares Redeemed...................................     (5,502)     (4,714)
                                                              ---------    --------
  Net Increase From Capital Share Transactions..............     70,582      54,037
                                                              ---------    --------
      Total Increase (Decrease).............................    (65,154)    164,967
NET ASSETS
  Beginning of Period.......................................    360,430     195,463
                                                              ---------    --------
  End of Period.............................................  $ 295,276    $360,430
                                                              =========    ========
(1) SHARE AMOUNTS
  Shares Issued.............................................      2,800       1,428
  Shares Issued In Lieu of Cash Distributions...............      1,115       2,833
  Shares Redeemed...........................................       (293)       (258)
                                                              ---------    --------
                                                                  3,622       4,003
                                                              =========    ========

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

                              FINANCIAL HIGHLIGHTS

                (FOR A SHARE OUTSTANDING THROUGHOUT EACH PERIOD)

                                       YEAR         YEAR         YEAR         YEAR         YEAR
                                       ENDED        ENDED        ENDED        ENDED        ENDED
                                     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,     NOV. 30,
                                       2000         1999         1998         1997         1996
                                     ---------    ---------    ---------    ---------    ---------
Net Asset Value, Beginning of
  Period...........................  $  20.88     $  14.74     $  16.13     $  15.86     $  14.77
                                     --------     --------     --------     --------     --------
INCOME FROM INVESTMENT OPERATIONS
  Net Investment Income............      0.19         0.22         0.31         0.33         0.26
  Net Gains (Losses) on Securities
    (Realized and Unrealized)......     (5.75)        8.62        (1.06)        0.01         1.36
                                     --------     --------     --------     --------     --------
  Total from Investment
    Operations.....................     (5.56)        8.84        (0.75)        0.34         1.62
                                     --------     --------     --------     --------     --------
LESS DISTRIBUTIONS
  Net Investment Income............     (0.16)       (0.25)       (0.62)       (0.05)       (0.28)
  Net Realized Gains...............     (1.02)       (2.45)       (0.02)       (0.02)       (0.25)
                                     --------     --------     --------     --------     --------
  Total Distributions..............     (1.18)       (2.70)       (0.64)       (0.07)       (0.53)
                                     --------     --------     --------     --------     --------
Net Asset Value, End of Period.....  $  14.14     $  20.88     $  14.74     $  16.13     $  15.86
                                     ========     ========     ========     ========     ========
Total Investment Return............    (28.02)%      71.69%       (4.80)%       2.12%       12.41%

Net Assets, End of Period
  (thousands)......................  $295,276     $360,430     $195,463     $193,805     $174,469
Ratio of Expenses to Average Net
  Assets...........................      0.54%        0.52%        0.64%        0.62%        0.59%
Ratio of Expenses to Average Net
  Assets
  (excluding waivers and assumption
  of
  expenses)........................      0.54%        0.52%        0.64%        1.02%        0.99%
Ratio of Net Investment Income to
  Average Net Assets...............      1.46%        1.51%        2.08%        1.87%        1.64%
Ratio of Net Investment Income to
  Average Net Assets (excluding
  waivers and assumption of
  expenses)........................      1.46%        1.51%        2.08%        1.47%        1.24%
Portfolio Turnover Rate............        19%          18%          35%           0%           0%

                See accompanying Notes to Financial Statements.

                  DIMENSIONAL EMERGING MARKETS VALUE FUND INC.
                         NOTES TO FINANCIAL STATEMENTS

A. ORGANIZATION:

    Prior to November 21, 1997, Dimensional Emerging Markets Value Fund Inc. (the "Fund") was organized as a closed-end management investment company registered under the Investment Company Act of 1940, as amended. Effective November 21, 1997, the Fund was reorganized as an open-end management investment company.

    Effective December 8, 1998, The Dimensional Emerging Markets Fund Inc. changed its name to the Dimensional Emerging Markets Value Fund Inc.

B. SIGNIFICANT ACCOUNTING POLICIES:

    The following significant accounting policies are in conformity with accounting principles generally accepted in the United States of America for investment companies. Such policies are consistently followed by the Fund in preparation of its financial statements. The preparation of financial statements in accordance with accounting principles generally accepted in the United States of America may require management to make estimates and assumptions that affect the reported amounts and disclosures in the financial statements. Actual results could differ from those estimates.

    1. SECURITY VALUATION: Securities held by the Fund which are listed on a securities exchange and for which market quotations are readily available are valued at the last quoted sale price of the day or, if there is no such reported sale, at the mean between the most recent bid and asked prices. Price information on listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the mean between the most recent bid and asked prices. Securities for which quotations are not readily available are determined in good faith at fair value using methods approved by the Board of Directors.

    2. FOREIGN CURRENCY TRANSLATIONS: Securities and other assets and liabilities of the Fund whose values are initially expressed in foreign currencies are translated to U.S. dollars at the mean price of such currency against U.S. dollars last quoted by a major bank. Dividend and interest income and certain expenses are translated to U.S. dollars at the ratio of exchange on their respective accrual dates. Receivables and payables denominated in foreign currencies are marked to market based on daily exchange rates and exchange gains or losses are realized upon ultimate receipt or disbursement.

    The Fund does not isolate the effect of fluctuations in foreign exchange rates from the effect of fluctuations in the market prices of securities held whether realized or unrealized.

    Realized gains or losses on foreign currency transactions represent net foreign exchange gains or losses from the disposition of foreign currencies, currency gains or losses realized between the trade and settlement dates on securities transactions, and the difference between amounts of interest, dividends and foreign withholding taxes recorded on the Fund's books and the U.S. dollar equivalent amounts actually received or paid.

    3. FEDERAL INCOME TAXES: It is the Fund's intention to continue to qualify as a regulated investment company and distribute all of its taxable income. Accordingly, no provision for federal taxes is required in the financial statements.

    4. REPURCHASE AGREEMENTS: The Fund may purchase money market instruments from financial institutions, such as banks and non-bank dealers, subject to the counterparty's agreement to repurchase them at an agreed upon date and price. The counterparty will be required on a daily basis to maintain the value of the collateral subject to the agreement at not less than the repurchase price (including accrued interest). The agreements are conditioned upon the collateral being deposited under the Federal Reserve book-entry system or with the Trust's custodian or a third party sub-custodian. In the event of default or bankruptcy by the other party to the agreement, retention of the collateral may be subject to legal proceedings. All open repurchase agreements were entered into on November 30, 2000.

    5. FOREIGN MARKET RISKS: Investments in foreign markets may involve certain considerations and risks not typically associated with investments in the United States, including the possibility of future political and economic developments and the level of foreign governmental supervision and regulation of foreign securities markets. These markets are generally smaller, less liquid and more volatile than the major securities markets in the United States. Consequently, acquisition and disposition of securities by the Fund may be inhibited.

    6. OTHER: Security transactions are accounted for on the date the securities are purchased or sold. Costs used in determining realized gains and losses on the sale of investment securities are those of specific securities sold. Dividend income and distributions to shareholders are recorded on the ex-dividend date. Interest income is recorded on the accrual basis. The components of net assets may be adjusted for current period permanent book/tax differences, which arose principally from different book/tax treatments of foreign currency and foreign taxes on capital gains. Interest income is recorded on the accrual basis.

    The Fund may be subject to taxes imposed by countries in which it invests, with respect to its investments in issuers existing or operating in such countries. Such taxes are generally based on income earned or repatriated and capital gains realized on the sale of such investments. The Fund accrues such taxes when the related income or capital gains are earned. Some countries require governmental approval for the repatriation of investment income, capital or the proceeds of sales of foreign investors. In addition, if there is a deterioration in a country's balance of payments or for other reasons, a country may impose temporary restrictions on foreign capital remittances abroad.

    The Fund's investments in Chile are subject to governmental taxes on investment income and realized capital gains. Such taxes are due when currencies are repatriated from the country. The Fund accrues for taxes on income as income is earned and accrues for taxes on capital gains throughout the holding period of underlying securities. The cost basis used to determine the amount of capital gains subject to such taxes is adjusted for the Consumer Price Index (CPI) in Chile from the date such securities were purchased through the date such securities are sold.

C. INVESTMENT ADVISOR:

    Dimensional Fund Advisors Inc. (the "Advisor") provides investment advisory services to the Fund. For the year ended November 30, 2000, the fund paid the Advisor a fee based on an annual effective rate of 0.10% of average net assets.

    An investment committee of the Advisor approves all investment decisions made by the Fund.

    Certain officers of the Fund are also officers, directors and shareholders of the Advisor.

D. PURCHASES AND SALES OF SECURITIES:

    For the year ended November 30, 2000, the Fund made the following purchases and sales of investment securities other than U.S. Government Securities (amounts in thousands):

Purchases...................................................  $114,572
Sales.......................................................    65,441

E. INVESTMENT TRANSACTIONS:

    At November 30, 2000, gross unrealized appreciation and depreciation for federal income tax purposes of investment securities and foreign currencies were as follows (amounts in thousands):

Gross Unrealized Appreciation...............................  $ 63,089
Gross Unrealized Depreciation...............................   (86,571)
                                                              --------
    Net.....................................................  $(23,482)
                                                              ========

F. LINE OF CREDIT

    The Fund, together with other DFA-advised portfolios, has entered into a $50 million unsecured line of credit with its domestic custodian bank. Each portfolio is permitted to borrow, subject to its investment limitations, up to a maximum of $50 million, as long as total borrowings under the line of credit do not exceed $50 million in the aggregate. Borrowings under the line are charged interest at the current overnight federal funds rate plus a variable rate determined at the date of borrowing. Each portfolio is individually, and not jointly liable for its particular advances under the line. There is no commitment fee on the unused portion of the line of credit. There were no borrowings under the line of credit with the domestic custodian bank during the year ended November 30, 2000.

    The Fund, together with other DFA-advised portfolios, has also entered into an additional $25 million unsecured line of credit with its international custodian bank. Each portfolio is permitted to borrow, subject to investment limitations, up to a maximum of $25 million, as long as total borrowings under the line of credit do not exceed $25 million in the aggregate. Borrowings under the line of credit are charged interest at rates agreed to by the parties at the time of borrowing. There is no commitment fee on the unused line of credit. The agreement for the line of credit expires in April 2001. There were no borrowings under the line of credit with the international custodian bank for the year ended November 30, 2000.

G. REIMBURSEMENT FEES:

    Shares of the Fund are sold at a public offering price which is equal to the current net asset value plus a reimbursement fee of 0.50% of such net asset value. Reimbursement fees are recorded as an addition to paid in capital and are used to defray the costs associated with investing proceeds of the sale of shares to investors.

               REPORT OF INDEPENDENT CERTIFIED PUBLIC ACCOUNTANTS

TO THE SHAREHOLDERS OF THE FUND AND BOARD OF DIRECTORS OF
DIMENSIONAL EMERGING MARKETS VALUE FUND INC.

In our opinion, the accompanying statement of assets and liabilities, including the schedule of investments, and the related statements of operations and of changes in net assets and the financial highlights present fairly, in all material respects, the financial position of Dimensional Emerging Markets Value Fund Inc. (the "Fund") at November 30, 2000, the results of its operations for the year then ended, the changes in its net assets for each of the two years in the period then ended and the financial highlights for each of the five years in the period then ended, in conformity with accounting principles generally accepted in the United States of America. These financial statements and financial highlights (hereafter referred to as "financial statements") are the responsibility of the Fund's management; our responsibility is to express an opinion on these financial statements based on our audits. We conducted our audits of these financial statements in accordance with auditing standards generally accepted in the United States of America, which require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement. An audit includes examining, on a test basis, evidence supporting the amounts and disclosures in the financial statements, assessing the accounting principles used and significant estimates made by management, and evaluating the overall financial statement presentation. We believe that our audits, which included confirmation of securities at November 30, 2000 by correspondence with the custodian, provide a reasonable basis for our opinion.

PricewaterhouseCoopers LLP

Fort Lauderdale, Florida
January 12, 2001